UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVISORSHARES TRUST

2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2011

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2011

Thank you for being a shareholder in AdvisorShares ETFs. We are pleased to provide you with this semi-annual report for the period ending December 31, 2011. Thanks to your support, we have been able to greatly increase the actively managed investment strategies we can offer you. From December 31, 2010 through December 31, 2011, we have grown from 5 ETFs to 11 ETFs, and our total assets under management have increased from approximately $150,000,000 to approximately $420,000,000.

Our goal is to continue to seek out and offer you quality investment managers in a structure that provides transparency, intra-day liquidity, and better overall operating efficiency. In addition to reading this report, we encourage you to visit www.advisorshares.com to learn more about all the exciting actively managed ETFs currently offered by AdvisorShares and others that are launching soon. There you will find detailed information on each investment strategy along with manager commentary from each ETF’s portfolio management team.

We appreciate your support and use of our ETFs and we hope that you find them helpful to your investment goals.

Sincerely,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund's webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2011 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

The tables below present information about differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint of the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following table shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each fund is for the period from inception date of such fund through December 31, 2011.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Ticker	Fund Name	Inception	Premium and Discount Range	Number of Days	% of Total Days
DENT	DENT Tactical ETF	09/16/09	< -0.2%	100	11.95%
			> -0.2% and < 0.0%	448	53.52%
			> 0.0% and < 0.2%	243	29.03%
			> 0.2%	46	5.50%
				837	100.00%
AGLS	Accuvest Global Long Short ETF(1)	07/09/10	< -0.2%	120	22.18%
			> -0.2% and < 0.0%	178	32.90%
			> 0.0% and < 0.2%	196	36.23%
			> 0.2%	47	8.69%
				541	100.00%
GTAA	Cambria Global Tactical ETF	10/26/10	< -0.2%	107	24.77%
			> -0.2% and < 0.0%	95	21.99%
			> 0.0% and < 0.2%	219	50.69%
			> 0.2%	11	2.55%
				432	100.00%
AADR	WCM/BNY Mellon Focused Growth ADR ETF	07/21/10	< -0.2%	84	15.88%
			> -0.2% and < 0.0%	133	25.14%
			> 0.0% and < 0.2%	233	44.05%
			> 0.2%	79	14.93%
				529	100.00%
HYLD	Peritus High Yield ETF	12/01/10	< -0.2%	55	13.89%
			> -0.2% and < 0.0%	89	22.47%
			> 0.0% and < 0.2%	117	29.55%
			> 0.2%	135	34.09%
				396	100.00%

Ticker	Fund Name	Inception	Premium and Discount Range	Number of Days	% of Total Days
HDGE	Active Bear ETF	01/28/11	< -0.2%	4	1.18%
			> -0.2% and < 0.0%	56	16.57%
			> 0.0% and < 0.2%	237	70.12%
			> 0.2%	41	12.13%
				338	100.00%
FWDD	Madrona Domestic ETF	06/21/11	< -0.2%	3	1.55%
			> -0.2% and < 0.0%	34	17.53%
			> 0.0% and < 0.2%	151	77.83%
			> 0.2%	6	3.09%
				194	100.00%
FWDI	Madrona International ETF	06/21/11	< -0.2%	28	14.43%
			> -0.2% and < 0.0%	22	11.34%
			> 0.0% and < 0.2%	109	56.19%
			> 0.2%	35	18.04%
				194	100.00%
FWDB	Madrona Global Bond Fund ETF	6/21/11	< -0.2%	2	1.03%
			> -0.2% and < 0.0%	39	20.10%
			> 0.0% and < 0.2%	114	58.77%
			> 0.2%	39	20.10%
				194	100.00%
MATH	Meidell Tactical Advantage ETF	06/23/11	< -0.2%	14	7.29%
			> -0.2% and < 0.0%	56	29.17%
			> 0.0% and < 0.2%	100	52.08%
			> 0.2%	22	11.46%
				192	100.00%
TTFS	TrimTabs Float Shrink ETF	10/05/11	< -0.2%	13	14.77%
			> -0.2% and < 0.0%	29	32.96%
			> 0.0% and < 0.2%	36	40.91%
			> 0.2%	10	11.36%
				88	100.00%

(1)	Formerly Mars Hill Global Relative Value ETF.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended December 31, 2011.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value	Ending Account Value 12/31/2011	Annualized Expense Ratio for the Period*	Expenses Paid
Dent Tactical ETF
Actual	$1,000.00	$916.60	1.50%	$7.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.60	1.50%	$7.61
Accuvest Global Long Short ETF(1)
Actual	$1,000.00	$999.80	1.50%	$7.54
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.60	1.50%	$7.61
Cambria Global Tactical ETF
Actual	$1,000.00	$912.30	0.99%	$4.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$890.20	1.25%	$5.94
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value	Ending Account Value 12/31/2011	Annualized Expense Ratio for the Period*	Expenses Paid
Peritus High Yield ETF
Actual	$1,000.00	$962.80	1.35%	$6.66
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.35	1.35%	$6.85
Active Bear ETF
Actual	$1,000.00	$1,103.80	1.72%**	$9.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.49	1.72%**	$8.72
Madrona Domestic ETF
Actual	$1,000.00	$902.80	1.25%	$5.98
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
Madrona International ETF
Actual	$1,000.00	$779.30	1.25%	$5.59
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
Madrona Global Bond ETF
Actual	$1,000.00	$1,022.70	0.95%	$4.83
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82
Meidell Tactical Advantage ETF
Actual	$1,000.00	$980.00	1.35%	$6.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.35	1.35%	$6.85
TrimTabs Float Shrink ETF(2)
Actual	$1,000.00	$1,139.50	0.99%	$2.55
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.64	0.99%	$2.39

*	Expense ratios reflect expense caps through the period ended December 31, 2011.
**	The Active Bear ETF's expense ratio, excluding short interest expense, which is an outside the cap expense, is below its expense cap of 1.80% through the period ended December 31, 2011.
(1)	Formerly Mars Hill Global Relative Value ETF.
(2)	Fund commenced operations on October 5, 2011. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 88/366 (to reflect commencement of operations).

ADVISORSHARES TRUST
DENT TACTICAL ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 66.5%
Currency Fund — 16.7%
PowerShares DB US Dollar Bullish Fund*	97,500	$2,190,825
Debt Fund — 17.9%
iShares Barclays US TIPS Bond Fund	20,130	2,348,970
Equity Fund — 31.9%
iShares Dow Jones Select Dividend Index Fund	19,500	1,048,125
iShares Dow Jones US Pharmaceuticals Index Fund	13,700	1,047,365
iShares Dow Jones US Utilities Sector Index Fund	12,000	1,059,840
iShares S&P Smallcap 600 Value Index Fund	15,000	1,046,400
Total Equity Fund		4,201,730
Total Exchange Traded Funds (Cost $8,757,030)		8,741,525
MONEY MARKET FUND — 33.8%
Goldman Sachs Money Market (Cost $4,441,764)	4,441,764	4,441,764
Total Investments — 100.3% (Cost $13,198,794)		13,183,289
Liabilities in Excess of Other Assets — (0.3%)		(32,632)
Net Assets — 100.0%		$13,150,657

*	Non-income producing security
TIPS	Treasury Inflation Protected Securities

SUMMARY OF SCHEDULE OF INVESTMENTS

Currency Fund	16.7%
Debt Fund	17.9
Equity Fund	31.9
Money Market Fund	33.8
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF(1)
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 88.1%
Equity Fund — 88.1%
iShares FTSE China 25 Index Fund	5,607	$195,516
iShares MSCI Brazil Index Fund	2,787	159,946
iShares MSCI Brazil Small Capital Index Fund	12,500	280,125
iShares MSCI Malaysia Index Fund	14,706	197,060
iShares MSCI Mexico Investable Market Index Fund	5,210	280,090
iShares MSCI South Africa Index Fund	5,573	340,343
iShares MSCI South Korea Index Fund	8,448	441,492
iShares MSCI Thailand Investable Market Index Fund	5,295	318,282
iShares S&P 500 Index Fund	1,183	149,011
Market Vectors Russia ETF	13,230	352,580
Total Equity Fund		2,714,445
Total Exchange Traded Funds (Cost $2,997,523)		2,714,445
MONEY MARKET FUND — 3.6%
Dreyfus Cash Management (Cost $109,798)	109,798	109,798
Total Investments Before Securities Sold, Not Yet Purchased (Cost $3,107,321)		2,824,243
Securities Sold, Not Yet Purchased — (72.4)%
Equity Fund — (72.4)%
iShares MSCI Australia Index Fund	12,185	(261,246)
iShares MSCI Austria Investable Market Index Fund	38,599	(548,878)
iShares MSCI Belgium Investable Market Index Fund	16,562	(175,392)
iShares MSCI France Index Fund	12,462	(244,006)
iShares MSCI Japan Index Fund	42,785	(389,771)
iShares MSCI Italy Index Fund	5,482	(65,729)
iShares MSCI Netherlands Investable Market Index Fund	11,410	(196,594)
iShares MSCI Sweden Index Fund	6,340	(159,388)
iShares MSCI Switzerland Index Fund	8,350	(188,877)
Total Equity Fund		(2,229,881)
Total Securities Sold, Not Yet Purchased (Proceeds Received $(2,342,639))		(2,229,881)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Total Investments — 19.3% (Cost $764,682)		$594,362
Other Assets in Excess of Liabilities — 80.7%		2,487,832
Net Assets — 100.0%		$3,082,194

ETF	Exchange Traded Fund
*	Non-income producing security
(1)	Formerly Mars Hill Global Relative Value ETF.

Futures Contracts
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation
E-Mini S&P 500 Futures	Morgan Stanley	March 2012	3	$180,945	$187,890	$6,945
Mini MSCI EAFE Index Futures	Morgan Stanley	March 2012	2	136,706	140,940	4,234
Mini MSCI Emerging Markets Index Futures	Morgan Stanley	March 2012	2	89,505	92,150	2,645
						$13,824

Short Swap Contracts
Reference Entity	Counterparty	Number of Contracts	Termination Date	Notional Amounts	Market Value	Unrealized Appreciation/(Depreciation)
iShares MSCI Italy Index Fund	Morgan Stanley	27,743	07/12/2012	$450,650	$392,912	$57,738
iShares MSCI Spain Index Fund	Morgan Stanley	6,159	07/12/2012	212,273	362,391	(150,118)
						$(92,380)

SUMMARY OF SCHEDULE OF INVESTMENTS

Equity Fund	15.7%
Money Market Fund	3.6
Total Investments	19.3
Other Assets in Excess of Liabilities	80.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 92.1%
Commodity Fund — 0.1%
PowerShares DB Energy Fund*	1,530	$42,259
Currency Fund — 7.4%
CurrencyShares Japanese Yen Trust*	6,704	857,643
PowerShares DB US Dollar Bullish Fund*	361,538	8,123,759
WisdomTree Dreyfus Chinese Yuan Fund	56,939	1,434,293
Total Currency Fund		10,415,695
Debt Fund — 59.9%
iShares Barclays 1 – 3 Year Treasury Bond Fund	78,416	6,626,152
iShares Barclays 3 – 7 Year Treasury Bond Fund	54,561	6,658,624
iShares Barclays 7 – 10 Year Treasury Bond Fund	70,435	7,435,823
iShares Barclays 20+ Year Treasury Bond Fund	24,990	3,030,038
iShares Barclays Aggregate Bond Fund	67,265	7,415,966
iShares Barclays MBS Bond Fund	66,906	7,230,531
iShares Barclays US TIPS Bond Fund	63,491	7,408,765
iShares iBoxx $ High Yield Corporate Bond Fund	32,234	2,882,687
iShares iBoxx $ Investment Grade Corporate Bond Fund	25,303	2,878,469
PIMCO Enhanced Short Maturity Strategy Fund	66,111	6,621,678
PowerShares Emerging Markets Sovereign Debt Portfolio	103,996	2,845,331
PowerShares Fundamental High Yield Corporate Bond Portfolio	155,484	2,871,789
SPDR Barclays Capital International Treasury Bond ETF	121,244	7,132,785
Vanguard Short-Term Bond ETF	81,624	6,598,484
Vanguard Total Bond Market ETF	79,593	6,649,199
Total Debt Fund		84,286,321
Equity Fund — 24.7%
Consumer Discretionary Select Sector SPDR Fund	35,844	1,398,633
Consumer Staples Select Sector SPDR Fund	93,022	3,022,285
Energy Select Sector SPDR Fund	3,830	264,768
Health Care Select Sector SPDR Fund	83,576	2,899,251
iShares FTSE China 25 Index Fund	679	23,677
iShares FTSE Nareit Mortgage Plus Capped Index Fund	86,749	1,098,242
iShares FTSE Nareit Residential Plus Capped Index Fund	67,554	2,987,238

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Equity Fund — 24.7% (continued)
iShares MSCI All Peru Capped Index Fund	547	$20,988
iShares MSCI Mexico Investable Market Index Fund	197	10,591
iShares MSCI Thailand Index Fund	2,255	135,548
iShares Russell Microcap Index Fund	25,104	1,120,894
Market Vectors Indonesia Index ETF	9,665	275,163
PowerShares FTSE RAFI US 1000 Portfolio	20,623	1,125,603
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	18,604	1,116,798
PowerShares QQQ Trust, Series 1	4,441	247,941
Technology Select Sector SPDR Fund	54,195	1,379,263
Utilities Select Sector SPDR Fund	84,983	3,057,688
Vanguard Mid-Cap ETF	15,293	1,100,178
Vanguard REIT ETF	204,161	11,841,338
Vanguard Small-Cap ETF	7,925	552,135
Vanguard Total Stock Market ETF	17,414	1,119,720
Total Equity Funds		34,797,942
Total Exchange Traded Funds (Cost $128,148,426)		129,542,217
MONEY MARKET FUND — 9.5%
Invesco Government & Agency (Cost $13,437,470)	13,437,470	13,437,470
Total Investments — 101.6% (Cost $141,585,896)		142,979,687
Liabilities in Excess of Other Assets — (1.6%)		(2,259,592)
Net Assets — 100.0%		$140,720,095

*	Non-income producing security
ETF	Exchange Traded Fund
MBS	Mortgage Backed Securities
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Financial Statements.

ADVIORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

SUMMARY OF INVESTMENTS

Commodity Fund	0.1%
Currency Fund	7.4
Debt Fund	59.9
Equity Fund	24.7
Money Market Fund	9.5
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 94.7%
Beverages — 7.4%
Cia de Bebidas das Americas (Brazil)(a)	4,984	$179,872
Coca-Cola Enterprises, Inc.	4,602	118,640
Coca-Cola Femsa SAB de CV (Mexico)(a)	1,724	164,142
Total Beverages		462,654
Biotechnology — 4.6%
Novozymes A/S (Denmark)(a)	9,247	285,732
Chemicals — 3.8%
Potash Corp. of Saskatchewan, Inc. (Canada)	5,819	240,208
Commercial Services — 3.7%
Sgs SA (Switzerland)(a)	14,056	232,908
Computers — 3.0%
Infosys Ltd. (India)(a)	3,709	190,568
Cosmetics / Personal Care — 4.5%
L'Oreal SA (France)(a)	13,414	279,414
Distribution / Wholesale — 5.6%
LI & Fung Ltd. (Hong Kong)(a)	96,283	353,359
Diversified Financial Services — 2.3%
Lazard Ltd., Class A (Bermuda)	5,397	140,916
Engineering & Construction — 3.4%
ABB Ltd.* (Switzerland)(a)	11,348	213,683
Food — 4.0%
Nestle SA (Switzerland)(a)	4,389	253,289
Holding Companies – Diversified — 2.2%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,843	136,088
Insurance — 5.0%
ACE Ltd. (Switzerland)	4,496	315,259
Internet — 3.8%
Baidu, Inc.* (China)(a)	2,017	234,920
Machinery – Diversified — 2.7%
Fanuc Corp. (Japan)(a)	6,619	167,461

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Oil & Gas Services — 4.6%
Core Laboratories N.V. (Netherlands)	2,502	$285,103
Pharmaceuticals — 11.4%
Novartis AG (Switzerland)(a)	3,896	222,734
NOVO Nordisk A/S (Denmark)(a)	2,357	271,668
Teva Pharmaceutical Industries Ltd. (Israel)(a)	5,448	219,881
Total Pharmaceuticals		714,283
Retail — 11.7%
Arcos Dorados Holdings, Inc., Class A (Argentina)	13,089	268,717
Cie Financiere Richemont SA (Switzerland)(a)	31,833	159,802
Wal-Mart de Mexico SAB de CV (Mexico)(a)	11,116	304,467
Total Retail		732,986
Semiconductors — 7.0%
Arm Holdings PLC (United Kingdom)(a)	5,245	145,129
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	22,818	294,581
Total Semiconductors		439,710
Transportation — 4.0%
Canadian National Railway Co. (Canada)	3,160	248,250
Total Common Stocks (Cost $6,253,921)		5,926,791
MONEY MARKET FUND — 5.2%
Invesco Government & Agency (Cost $325,577)	325,577	325,577
Total Investments — 99.9% (Cost $6,579,498)		6,252,368
Other Assets in Excess of Liabilities — 0.1%		4,606
Net Assets — 100.0%		$6,256,974

*	Non-income producing security
(a)	American Depositary Receipt

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Beverages	7.4%
Biotechnology	4.6
Chemicals	3.8
Commercial Services	3.7
Computers	3.0
Cosmetics/Personal Care	4.5
Distribution/Wholesale	5.6
Diversified Financial Services	2.3
Engineering & Construction	3.4
Food	4.0
Holding Companies – Diversified	2.2
Insurance	5.0
Internet	3.8
Machinery – Diversified	2.7
Oil & Gas Services	4.6
Pharmaceuticals	11.4
Retail	11.7
Semiconductors	7.0
Transportation	4.0
Money Market Fund	5.2
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
CORPORATE BONDS — 90.3%
Advertising — 2.5%
Affinion Group, Inc., 7.88%, 12/15/18‡	1,805,000	$1,534,250
Aerospace/Defense — 2.1%
Ducommun, Inc., 9.75%, 07/15/18‡	1,240,000	1,264,800
Apparel — 3.0%
Unifi, Inc., 11.50%, 05/15/14	1,830,000	1,852,875
Auto Parts & Equipment — 4.0%
Exide Technologies, 8.63%, 02/01/18	1,617,000	1,253,175
Stanadyne Corp., Series 1, 10.00%, 08/15/14	1,402,000	1,191,700
Total Auto Parts & Equipment		2,444,875
Beverages — 3.0%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16‡	2,550,000	1,816,875
Chemicals — 1.8%
Phibro Animal Health Corp., 9.25%, 07/01/18‡	1,305,000	1,138,612
Commercial Services — 7.8%
Carriage Services, Inc., 7.88%, 01/15/15	1,690,000	1,711,125
DynCorp International, Inc., 10.38%, 07/01/17‡	1,440,000	1,260,000
Valassis Communications, Inc., 6.63%, 02/01/21	1,935,000	1,809,225
Total Commercial Services		4,780,350
Computers — 4.8%
Stream Global Services, Inc., 11.25%, 10/01/14	1,313,000	1,339,260
Unisys Corp., 12.50%, 01/15/16	1,515,000	1,624,838
Total Computers		2,964,098
Distribution/Wholesale — 3.8%
SGS International, Inc., 12.00%, 12/15/13	2,290,000	2,312,900
Electronics — 5.2%
Sanmina-SCI Corp., 7.00%, 05/15/19‡	2,000,000	1,960,000
Stoneridge, Inc., 9.50%, 10/15/17‡	1,215,000	1,251,450
Total Electronics		3,211,450
Entertainment — 2.0%
Lions Gate Entertainment, Inc., 10.25%, 11/01/16‡	1,200,000	1,212,000
Food — 7.0%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17‡	1,225,000	1,249,500
Chiquita Brands International, Inc., 7.50%, 11/01/14	816,000	826,200
Dean Foods Co., 9.75%, 12/15/18	565,000	604,550
Harmony Foods Corp., 10.00%, 05/01/16‡	1,605,000	1,621,050
Total Food		4,301,300

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Forest Products & Paper — 2.1%
Exopack Holding Corp., 10.00%, 06/01/18‡	1,300,000	$1,306,500
Healthcare – Products — 4.8%
Merge Healthcare, Inc., 11.75%, 05/01/15	1,150,000	1,224,750
Rotech Healthcare, Inc., 10.75%, 10/15/15	500,000	495,000
Rotech Healthcare, Inc., 10.50%, 03/15/18‡	1,625,000	1,259,375
Total Healthcare – Products		2,979,125
Healthcare – Services — 8.5%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	1,460,000	1,025,650
Apria Healthcare Group, Inc., 11.25%, 11/01/14	800,000	830,000
Radiation Therapy Services, Inc., 9.88%, 04/15/17	1,090,000	820,225
Radnet Management, Inc., 10.38%, 04/01/18	1,455,000	1,287,675
Select Medical Corp., 7.63%, 02/01/15	1,300,000	1,228,500
Total Healthcare – Services		5,192,050
Leisure Time — 2.5%
ICON Health & Fitness, 11.88%, 10/15/16‡	1,900,000	1,553,250
Miscellaneous Manufacturing — 6.5%
Harland Clarke Holdings Corp., 9.50%, 05/15/15	2,735,000	2,010,225
J.B. Poindexter & Co., 8.75%, 03/15/14	1,990,000	1,990,000
Total Miscellaneous Manufacturing		4,000,225
Oil & Gas — 2.1%
United Refining Co., 10.50%, 02/28/18	1,375,000	1,292,500
Packaging & Containers — 3.0%
AEP Industries, Inc., 8.25%, 04/15/19	1,800,000	1,836,000
Pharmaceuticals — 2.2%
Bioscrip, Inc., 10.25%, 10/01/15	1,365,000	1,354,763
Retail — 5.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	1,235,000	1,213,388
CKE Restaurants, Inc., 11.38%, 07/15/18	1,180,000	1,292,100
Collective Brands, Inc., 8.25%, 08/01/13	606,000	608,272
Total Retail		3,113,760
Telecommunications — 4.4%
Level 3 Financing, Inc., 9.25%, 11/01/14	1,622,000	1,666,605
Syniverse Holdings, Inc., 9.13%, 01/15/19	960,000	1,017,600
Total Telecommunications		2,684,205

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Transportation — 2.1%
PHI, Inc., 8.63%, 10/15/18	1,265,000	$1,274,487
Total Corporate Bonds (Cost $58,845,333)		55,421,250
FOREIGN BONDS — 6.9%
Airlines — 3.1%
Air Canada, 12.00%, 02/01/16 (Canada)‡	2,185,000	1,895,487
Pharmaceuticals — 1.8%
Elan Finance PLC, 8.75%, 10/15/16 (Ireland)	1,010,000	1,083,225
Transportation — 2.0%
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshal Islands)‡	1,670,000	1,252,500
Total Foreign Bonds (Cost $4,870,570)		4,231,212
MONEY MARKET FUND — 0.3%
BlackRock Liquidity TempFund (Cost $216,671)	216,671	216,671
Total Investments — 97.5% (Cost $63,932,574)		59,869,133
Other Assets in Excess of Liabilities — 2.5%		1,509,391
Net Assets — 100.0%		$61,378,524

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Advertising	2.5%
Aerospace/Defense	2.1
Airlines	3.1
Apparel	3.0
Auto Parts & Equipment	4.0
Beverages	3.0
Chemicals	1.8
Commercial Services	7.8
Computers	4.8
Distribution/Wholesale	3.8
Electronics	5.2
Entertainment	2.0
Food	7.0
Forest Products & Paper	2.1
Healthcare – Products	4.8
Healthcare – Services	8.5
Leisure Time	2.5
Miscellaneous Manufacturing	6.5
Oil & Gas	2.1
Packaging & Containers	3.0
Pharmaceuticals	4.0
Retail	5.1
Telecommunications	4.4
Transportation	4.1
Money Market Funds	0.3
Total Investments	97.5
Other Assets in Excess of Liabilities	2.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 62.4%
Fidelity Government (Cost $91,536,497)	91,536,497	$91,536,497
Total Investments Before Securities Sold, Not Yet Purchased (Cost $91,536,497)		91,536,497
Securities Sold, Not Yet Purchased — (96.5)%
COMMON STOCKS — (96.5)%
Aerospace/Defense — (3.5)%
Rockwell Collins, Inc.	93,839	(5,195,865)
Apparel — (9.2)%
Deckers Outdoor Corp.*	54,345	(4,106,852)
Hanesbrands, Inc.*	285,800	(6,247,588)
Iconix Brand Group, Inc.*	196,500	(3,200,985)
Total Apparel		(13,555,425)
Banks — (13.0)%
Capital One Financial Corp.	71,666	(3,030,755)
CIT Group, Inc.*	142,200	(4,958,514)
Citigroup, Inc.	269,900	(7,101,069)
TCF Financial Corp.	384,700	(3,970,104)
Total Banks		(19,060,442)
Beverages — (2.7)%
Green Mountain Coffee Roasters, Inc.*	88,420	(3,965,637)
Biotechnology — (2.3)%
Life Technologies Corp.*	87,700	(3,412,407)
Building Materials — (3.1)%
Martin Marietta Materials, Inc.	60,300	(4,547,223)
Computers — (7.6)%
NetApp, Inc.*	119,600	(4,337,892)
Teradata Corp.*	141,400	(6,859,314)
Total Computers		(11,197,206)
Distribution/Wholesale — (4.7)%
Fossil, Inc.*	86,030	(6,827,341)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Electrical Components & Equipment — (2.4)%
Energizer Holdings, Inc.*	45,200	$(3,502,096)
Energy – Alternate Sources — (1.0)%
First Solar, Inc.*	41,600	(1,404,416)
Environmental Control — (2.5)%
Stericycle, Inc.*	47,100	(3,670,032)
Hand/Machine Tools — (2.7)%
Snap-On, Inc.	79,000	(3,998,980)
Healthcare – Products — (3.2)%
Steris Corp.	154,900	(4,619,118)
Healthcare – Services — (2.4)%
Icon PLC*(a)	208,700	(3,570,857)
Home Builders — (1.4)%
PulteGroup, Inc.*	330,000	(2,082,300)
Internet — (5.1)%
Constant Contact, Inc.*	163,600	(3,797,156)
Opentable, Inc.*	94,800	(3,709,524)
Total Internet		(7,506,680)
Media — (5.1)%
Scripps Networks Interactive, Inc., Class A	67,800	(2,876,076)
Time Warner Cable, Inc.	72,693	(4,621,094)
Total Media		(7,497,170)
Mining — (2.4)%
Vulcan Materials Co.	88,100	(3,466,735)
Retail — (4.5)%
CarMax, Inc.*	126,800	(3,864,864)
Vitamin Shoppe, Inc.*	68,100	(2,715,828)
Total Retail		(6,580,692)
Software — (8.1)%
Cerner Corp.*	56,600	(3,466,750)
Concur Technologies, Inc.*	40,827	(2,073,603)
Medidata Solutions, Inc.*	131,993	(2,870,848)
Salesforce.com, Inc.*	34,200	(3,469,932)
Total Software		(11,881,133)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Telecommunications — (9.6)%
Amdocs Ltd.*	158,000	$(4,507,740)
Aruba Networks, Inc.*	308,700	(5,717,124)
Juniper Networks, Inc.*	189,000	(3,857,490)
Total Telecommunications		(14,082,354)
Total Securities Sold, Not Yet Purchased (Cost $(141,491,185))		(141,624,109)
Total Investments — (34.1)% (Cost $(49,954,688))		(50,087,612)
Other Assets in Excess of Liabilities — 134.1%		196,875,269
Net Assets — 100.0%		$146,787,657

*	Non-income producing security
(a)	American Depositary Receipt

SUMMARY OF SCHEDULE OF INVESTMENTS

Aerospace/Defense	(3.5)%
Apparel	(9.2)
Banks	(13.0)
Beverages	(2.7)
Biotechnology	(2.3)
Building Materials	(3.1)
Computers	(7.6)
Distribution/Wholesale	(4.7)
Electrical Components & Equipment	(2.4)
Energy – Alternate Sources	(1.0)
Environmental Control	(2.5)
Hand/Machine Tools	(2.7)
Healthcare – Products	(3.2)
Healthcare – Services	(2.4)
Home Builders	(1.4)
Internet	(5.1)
Media	(5.1)
Mining	(2.4)
Retail	(4.5)
Software	(8.1)
Telecommunications	(9.6)
Money Market Fund	62.4
Total Investments	(34.1)
Other Assets in Excess of Liabilities	134.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.5%
Advertising — 0.2%
Omnicom Group, Inc.	579	$25,812
Aerospace/Defense — 2.0%
Boeing Co. (The)	422	30,954
Exelis, Inc.	870	7,874
General Dynamics Corp.	606	40,245
Goodrich Corp.	149	18,431
L-3 Communications Holdings, Inc.	478	31,873
Lockheed Martin Corp.	421	34,059
Northrop Grumman Corp.	609	35,614
Raytheon Co.	756	36,575
Rockwell Collins, Inc.	427	23,643
United Technologies Corp.	394	28,797
Total Aerospace/Defense		288,065
Agriculture — 0.9%
Altria Group, Inc.	575	17,049
Archer-Daniels-Midland Co.	1,124	32,146
Lorillard, Inc.	205	23,370
Philip Morris International, Inc.	362	28,410
Reynolds American, Inc.	491	20,337
Total Agriculture		121,312
Airlines — 0.3%
Delta Air Lines, Inc.*	1,975	15,978
Southwest Airlines Co.	1,381	11,821
United Continental Holdings, Inc.*	964	18,191
Total Airlines		45,990
Apparel — 0.7%
Coach, Inc.	505	30,825
Nike, Inc., Class B	247	23,804
Ralph Lauren Corp.	171	23,612
VF Corp.	162	20,572
Total Apparel		98,813

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Auto Manufacturers — 1.0%
Ford Motor Co.*	4,354	$46,849
General Motors Co.*	2,479	50,249
PACCAR, Inc.	1,312	49,161
Total Auto Manufacturers		146,259
Auto Parts & Equipment — 1.0%
BorgWarner, Inc.*	752	47,932
Johnson Controls, Inc.	1,879	58,738
Lear Corp.	1,004	39,959
Total Auto Parts & Equipment		146,629
Banks — 4.6%
Bank of America Corp.	7,358	40,911
Bank of New York Mellon Corp. (The)	2,190	43,603
BB&T Corp.	1,348	33,929
Capital One Financial Corp.	1,076	45,504
CIT Group, Inc.*	537	18,725
Citigroup, Inc.	1,801	47,384
Comerica, Inc.	586	15,119
Fifth Third Bancorp	1,399	17,795
Goldman Sachs Group, Inc. (The)	435	39,337
JPMorgan Chase & Co.	1,300	43,225
KeyCorp	4,861	37,381
M&T Bank Corp.	301	22,979
Morgan Stanley	3,210	48,567
Northern Trust Corp.	873	34,623
PNC Financial Services Group, Inc.	398	22,953
State Street Corp.	1,280	51,597
SunTrust Banks, Inc.	883	15,629
US Bancorp	963	26,049
Wells Fargo & Co.	1,602	44,151
Total Banks		649,461
Beverages — 1.1%
Beam, Inc.	328	16,803
Brown-Forman Corp., Class B	150	12,077

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Beverages — 1.1% (continued)
Coca-Cola Co. (The)	233	$16,303
Coca-Cola Enterprises, Inc.	1,268	32,689
Dr Pepper Snapple Group, Inc.	499	19,701
Green Mountain Coffee Roasters, Inc.*	344	15,428
Molson Coors Brewing Co., Class B	275	11,973
Monster Beverage Corp.*	190	17,507
PepsiCo, Inc.	225	14,929
Total Beverages		157,410
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.*	309	22,094
Amgen, Inc.	376	24,143
Biogen Idec, Inc.*	190	20,909
Celgene Corp.*	665	44,954
Gilead Sciences, Inc.*	1,101	45,064
Illumina, Inc.*	765	23,317
Life Technologies Corp.*	832	32,373
Vertex Pharmaceuticals, Inc.*	881	29,258
Total Biotechnology		242,112
Building Materials — 0.0%†
Fortune Brands Home & Security, Inc.*	328	5,586
Chemicals — 3.7%
Air Products & Chemicals, Inc.	416	35,439
Airgas, Inc.	408	31,857
Celanese Corp., Series A	1,065	47,148
CF Industries Holdings, Inc.	384	55,672
Dow Chemical Co. (The)	1,189	34,196
E.I. du Pont de Nemours & Co.	899	41,156
Eastman Chemical Co.	1,000	39,060
Ecolab, Inc.	427	24,685
FMC Corp.	416	35,793
International Flavors & Fragrances, Inc.	294	15,411
Monsanto Co.	400	28,028
Mosaic Co. (The)	721	36,360

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Chemicals — 3.7% (continued)
PPG Industries, Inc.	362	$30,223
Praxair, Inc.	245	26,190
Sherwin-Williams Co. (The)	230	20,532
Sigma-Aldrich Corp.	230	14,366
Total Chemicals		516,116
Coal — 0.6%
CONSOL Energy, Inc.	1,029	37,764
Peabody Energy Corp.	1,521	50,361
Total Coal		88,125
Commercial Services — 2.3%
Alliance Data Systems Corp.*	392	40,705
Apollo Group, Inc., Class A*	760	40,941
Automatic Data Processing, Inc.	318	17,175
Iron Mountain, Inc.	482	14,846
MasterCard, Inc., Class A	100	37,282
Moody’s Corp.	850	28,628
Paychex, Inc.	559	16,831
Towers Watson & Co., Class A	455	27,268
Verisk Analytics, Inc., Class A*	475	19,062
Visa, Inc., Class A	413	41,932
Western Union Co.	2,369	43,258
Total Commercial Services		327,928
Computers — 2.8%
Apple, Inc.*	141	57,105
Cognizant Technology Solutions Corp., Class A*	483	31,062
Dell, Inc.*	1,259	18,419
EMC Corp.*	1,581	34,055
Hewlett-Packard Co.	1,824	46,986
IHS, Inc., Class A*	323	27,830
International Business Machines Corp.	154	28,318
NetApp, Inc.*	1,104	40,042
SanDisk Corp.*	1,063	52,310
Teradata Corp.*	320	15,523

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Computers — 2.8% (continued)
Western Digital Corp.*	1,390	$43,020
Total Computers		394,670
Cosmetics/Personal Care — 0.6%
Avon Products, Inc.	1,862	32,529
Colgate-Palmolive Co.	145	13,397
Estee Lauder Cos., Inc. (The), Class A	169	18,982
Procter & Gamble Co. (The)	241	16,077
Total Cosmetics/Personal Care		80,985
Distribution/Wholesale — 0.8%
Fastenal Co.	558	24,334
Fossil, Inc.*	438	34,760
Genuine Parts Co.	400	24,480
W.W. Grainger, Inc.	136	25,458
Total Distribution/Wholesale		109,032
Diversified Financial Services — 3.1%
American Express Co.	572	26,981
Ameriprise Financial, Inc.	1,136	56,391
BlackRock, Inc.	253	45,095
Charles Schwab Corp. (The)	3,104	34,951
CME Group, Inc.	112	27,291
Discover Financial Services	1,803	43,272
Franklin Resources, Inc.	341	32,757
IntercontinentalExchange, Inc.*	179	21,578
NYSE Euronext	1,546	40,351
SLM Corp.	3,545	47,503
T. Rowe Price Group, Inc.	511	29,101
TD Ameritrade Holding Corp.	2,357	36,887
Total Diversified Financial Services		442,158
Electric — 2.1%
AES Corp. (The)*	2,785	32,974
American Electric Power Co., Inc.	182	7,518
Calpine Corp.*	1,433	23,401

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Electric — 2.1% (continued)
CMS Energy Corp.	549	$12,122
Consolidated Edison, Inc.	122	7,568
Constellation Energy Group, Inc.	209	8,291
Dominion Resources, Inc.	167	8,864
DTE Energy Co.	155	8,440
Duke Energy Corp.	357	7,854
Edison International	243	10,060
Entergy Corp.	155	11,323
FirstEnergy Corp.	145	6,423
NextEra Energy, Inc.	212	12,907
Northeast Utilities	390	14,067
NRG Energy, Inc.*	364	6,596
NSTAR	188	8,828
OGE Energy Corp.	248	14,064
PG&E Corp.	190	7,832
Pinnacle West Capital Corp.	260	12,527
PPL Corp.	259	7,620
Progress Energy, Inc.	144	8,067
Public Service Enterprise Group, Inc.	289	9,540
SCANA Corp.	222	10,003
Southern Co. (The)	217	10,045
Wisconsin Energy Corp.	391	13,669
Xcel Energy, Inc.	440	12,162
Total Electric		292,765
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	975	41,048
Emerson Electric Co.	872	40,626
Energizer Holdings, Inc.*	360	27,893
Total Electrical Components & Equipment		109,567
Electronics — 1.5%
Agilent Technologies, Inc.*	1,412	49,321
Amphenol Corp., Class A	562	25,509
Honeywell International, Inc.	902	49,024

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Electronics — 1.5% (continued)
Mettler-Toledo International, Inc.*	169	$24,963
Thermo Fisher Scientific, Inc.*	736	33,098
Waters Corp.*	335	24,807
Total Electronics		206,722
Engineering & Construction — 0.2%
Fluor Corp.	523	26,281
Entertainment — 0.0%†
Marriott Vacations Worldwide Corp.*	96	1,647
Environmental Control — 0.4%
Republic Services, Inc.	726	20,001
Stericycle, Inc.*	195	15,195
Waste Management, Inc.	552	18,056
Total Environmental Control		53,252
Food — 1.9%
Campbell Soup Co.	247	8,210
ConAgra Foods, Inc.	538	14,203
General Mills, Inc.	354	14,305
H.J. Heinz Co.	255	13,780
Hershey Co. (The)	166	10,256
Hormel Foods Corp.	346	10,134
JM Smucker Co. (The)	171	13,367
Kellogg Co.	272	13,755
Kraft Foods, Inc., Class A	565	21,109
Kroger Co. (The)	952	23,058
McCormick & Co., Inc.	316	15,933
Safeway, Inc.	1,970	41,449
Sara Lee Corp.	759	14,360
Sysco Corp.	431	12,641
Tyson Foods, Inc., Class A	1,074	22,167
Whole Foods Market, Inc.	234	16,282
Total Food		265,009

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Forest Products & Paper — 0.1%
International Paper Co.	605	$17,908
Gas — 0.3%
CenterPoint Energy, Inc.	428	8,599
NiSource, Inc.	568	13,524
Sempra Energy	276	15,180
Southern Union Co.	191	8,043
Total Gas		45,346
Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc.	841	56,851
Healthcare – Products — 2.7%
Baxter International, Inc.	366	18,110
Becton Dickinson and Co.	296	22,117
Boston Scientific Corp.*	3,391	18,108
C.R. Bard, Inc.	265	22,657
CareFusion Corp.*	1,368	34,761
Edwards Lifesciences Corp.*	341	24,109
Henry Schein, Inc.*	398	25,643
Hospira, Inc.*	889	26,999
Intuitive Surgical, Inc.*	47	21,761
Medtronic, Inc.	653	24,977
ResMed, Inc.*	979	24,867
St. Jude Medical, Inc.	959	32,894
Stryker Corp.	517	25,700
Varian Medical Systems, Inc.*	552	37,056
Zimmer Holdings, Inc.*	488	26,069
Total Healthcare – Products		385,828
Healthcare – Services — 2.5%
Aetna, Inc.	1,135	47,886
Cigna Corp.	940	39,480
DaVita, Inc.*	521	39,497
HCA Holdings, Inc.*	2,444	53,841
Humana, Inc.	355	31,102

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Healthcare – Services — 2.5% (continued)
Laboratory Corp. of America Holdings*	342	$29,402
Quest Diagnostics, Inc.	625	36,287
UnitedHealth Group, Inc.	832	42,166
WellPoint, Inc.	478	31,667
Total Healthcare – Services		351,328
Household Products/Wares — 0.3%
Church & Dwight Co., Inc.	327	14,964
Clorox Co. (The)	192	12,779
Kimberly-Clark Corp.	168	12,358
Total Household Products/Wares		40,101
Insurance — 4.5%
Aflac, Inc.	1,258	54,421
Allstate Corp. (The)	1,572	43,089
American International Group, Inc.*	1,876	43,523
Aon Corp.	491	22,979
Berkshire Hathaway, Inc., Class B*	123	9,385
Chubb Corp. (The)	383	26,511
CNA Financial Corp.	1,070	28,622
Hartford Financial Services Group, Inc. (The)	3,158	51,318
Lincoln National Corp.	3,614	70,184
Marsh & McLennan Cos., Inc.	636	20,110
MetLife, Inc.	1,773	55,282
Principal Financial Group, Inc.	1,936	47,626
Progressive Corp. (The)	1,000	19,510
Prudential Financial, Inc.	1,202	60,244
Travelers Cos., Inc. (The)	602	35,620
Unum Group	1,998	42,098
Total Insurance		630,522
Internet — 2.4%
Amazon.com, Inc.*	39	6,751
eBay, Inc.*	897	27,206
Expedia, Inc.	502	14,568
F5 Networks, Inc.*	548	58,154

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Internet — 2.4% (continued)
Google, Inc., Class A*	83	$53,610
LinkedIn Corp., Class A*	82	5,167
Netflix, Inc.*	348	24,113
Priceline.com, Inc.*	89	41,626
Rackspace Hosting, Inc.*	514	22,107
Symantec Corp.*	1,822	28,514
TripAdvisor, Inc.*	502	12,655
VeriSign, Inc.	705	25,183
Yahoo!, Inc.*	1,272	20,517
Total Internet		340,171
Iron/Steel — 0.8%
Cliffs Natural Resources, Inc.	1,092	68,086
Nucor Corp.	1,047	41,430
Total Iron/Steel		109,516
Leisure Time — 0.3%
Harley-Davidson, Inc.	1,081	42,018
Lodging — 1.8%
Hyatt Hotels Corp., Class A*	490	18,444
Las Vegas Sands Corp.*	1,283	54,823
Marriott International, Inc., Class A	968	28,236
Starwood Hotels & Resorts Worldwide, Inc.	957	45,907
Wyndham Worldwide Corp.	1,386	52,432
Wynn Resorts Ltd.	442	48,837
Total Lodging		248,679
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	752	68,131
Joy Global, Inc.	715	53,604
Total Machinery – Construction & Mining		121,735
Machinery – Diversified — 1.4%
Cummins, Inc.	583	51,316
Deere & Co.	555	42,929

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Machinery – Diversified — 1.4% (continued)
Rockwell Automation, Inc.	690	$50,625
Roper Industries, Inc.	381	33,098
Xylem, Inc.*	870	22,350
Total Machinery – Diversified		200,318
Media — 4.0%
Cablevision Systems Corp., Class A	2,501	35,564
CBS Corp., Class B	2,264	61,445
Charter Communications, Inc., Class A*	127	7,231
Comcast Corp., Class A	1,754	41,587
DIRECTV, Class A*	449	19,199
Discovery Communications, Inc., Class A*	1,093	44,780
DISH Network Corp., Class A	471	13,414
McGraw-Hill Cos., Inc. (The)	477	21,451
News Corp., Class A	2,748	49,024
Scripps Networks Interactive, Class A	997	42,293
Sirius XM Radio, Inc.*	18,933	34,458
Time Warner Cable, Inc.	610	38,778
Time Warner, Inc.	1,343	48,536
Viacom, Inc., Class B	1,143	51,904
Walt Disney Co. (The)	1,364	51,150
Total Media		560,814
Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	128	21,093
Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	1,624	59,747
Southern Copper Corp.	2,232	67,362
Total Mining		127,109
Miscellaneous Manufacturing — 3.0%
3M Co.	468	38,250
Danaher Corp.	779	36,644
Dover Corp.	874	50,736
Eaton Corp.	1,222	53,194

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 3.0% (continued)
General Electric Co.	2,563	$45,903
Illinois Tool Works, Inc.	907	42,366
ITT Corp.	435	8,409
Pall Corp.	756	43,205
Parker Hannifin Corp.	566	43,157
Textron, Inc.	3,243	59,963
Total Miscellaneous Manufacturing		421,827
Office/Business Equipment — 0.4%
Xerox Corp.	7,159	56,986
Oil & Gas — 7.8%
Anadarko Petroleum Corp.	187	14,274
Apache Corp.	476	43,116
Cabot Oil & Gas Corp.	498	37,798
Chesapeake Energy Corp.	1,313	29,267
Chevron Corp.	205	21,812
Cimarex Energy Co.	382	23,646
Concho Resources, Inc.*	717	67,219
ConocoPhillips	145	10,566
Continental Resources, Inc.*	664	44,295
Denbury Resources, Inc.*	4,402	66,470
Devon Energy Corp.	713	44,206
Diamond Offshore Drilling, Inc.	790	43,655
EOG Resources, Inc.	725	71,420
EQT Corp.	550	30,135
Exxon Mobil Corp.	286	24,241
Hess Corp.	608	34,534
HollyFrontier Corp.	1,927	45,092
Linn Energy LLC	504	19,107
Marathon Oil Corp.	1,050	30,733
Marathon Petroleum Corp.	1,841	61,287
Murphy Oil Corp.	948	52,842
Newfield Exploration Co.*	884	33,353
Noble Energy, Inc.	159	15,008

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Oil & Gas — 7.8% (continued)
Occidental Petroleum Corp.	569	$53,315
Pioneer Natural Resources Co.	379	33,913
QEP Resources, Inc.	1,609	47,144
Range Resources Corp.	166	10,282
Southwestern Energy Co.*	704	22,486
Valero Energy Corp.	3,078	64,792
Total Oil & Gas		1,096,008
Oil & Gas Services — 1.7%
Baker Hughes, Inc.	1,099	53,456
Cameron International Corp.*	870	42,795
FMC Technologies, Inc.*	630	32,905
Halliburton Co.	1,716	59,219
National Oilwell Varco, Inc.	765	52,012
Total Oil & Gas Services		240,387
Packaging & Containers — 0.5%
Ball Corp.	837	29,889
Crown Holdings, Inc.*	1,111	37,308
Total Packaging & Containers		67,197
Pharmaceuticals — 2.8%
Abbott Laboratories	450	25,303
Allergan, Inc.	207	18,162
AmerisourceBergen Corp.	719	26,740
Bristol-Myers Squibb Co.	167	5,885
Cardinal Health, Inc.	636	25,828
Express Scripts, Inc.*	1,149	51,349
Johnson & Johnson	177	11,608
McKesson Corp.	460	35,839
Mead Johnson Nutrition Co.	157	10,791
Medco Health Solutions, Inc.*	806	45,055
Merck & Co., Inc.	460	17,342
Mylan, Inc.*	2,588	55,538
Perrigo Co.	193	18,779

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 2.8% (continued)
Pfizer, Inc.	663	$14,347
Watson Pharmaceuticals, Inc.*	562	33,911
Total Pharmaceuticals		396,477
Pipelines — 1.9%
Boardwalk Pipeline Partners LP	265	7,332
Buckeye Partners LP	113	7,230
El Paso Corp.	1,167	31,007
El Paso Pipeline Partners LP	216	7,478
Enbridge Energy Partners LP	216	7,169
Energy Transfer Equity LP	471	19,113
Energy Transfer Partners LP	949	43,512
Enterprise Products Partners LP	211	9,786
Kinder Morgan Energy Partners LP	74	6,286
Kinder Morgan, Inc.	405	13,029
Magellan Midstream Partners LP	163	11,227
ONEOK Partners LP	274	15,821
ONEOK, Inc.	161	13,957
Plains All American Pipeline LP	171	12,560
Spectra Energy Corp.	789	24,262
Williams Cos., Inc. (The)	985	32,525
Williams Partners LP	185	11,098
Total Pipelines		273,392
Private Equity — 0.4%
Blackstone Group LP (The)	3,781	52,972
Real Estate — 0.2%
CBRE Group, Inc.*	2,168	32,997
Real Estate Investment Trust — 1.2%
American Capital Agency Corp.	650	18,252
American Tower Corp.	184	11,042
Annaly Capital Management, Inc.	826	13,183
AvalonBay Communities, Inc.	60	7,836
Boston Properties, Inc.	62	6,175

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Real Estate Investment Trust — 1.2% (continued)
Digital Realty Trust, Inc.	121	$8,067
Equity Residential	103	5,874
Federal Realty Investment Trust	70	6,353
HCP, Inc.	252	10,440
Health Care REIT, Inc.	144	7,852
Host Hotels & Resorts, Inc.	520	7,680
Kimco Realty Corp.	357	5,798
Macerich Co. (The)	136	6,882
Plum Creek Timber Co., Inc.	170	6,215
Public Storage	80	10,757
Rayonier, Inc.	266	11,872
Simon Property Group, Inc.	66	8,510
Ventas, Inc.	124	6,836
Weyerhaeuser Co.	408	7,617
Total Real Estate Investment Trust		167,241
Retail — 7.5%
Abercrombie & Fitch Co., Class A	611	29,841
AutoNation, Inc.*	1,019	37,570
AutoZone, Inc.*	99	32,172
Bed Bath & Beyond, Inc.*	575	33,333
Best Buy Co., Inc.	1,723	40,266
CarMax, Inc.*	1,369	41,727
Chipotle Mexican Grill, Inc.*	44	14,861
Costco Wholesale Corp.	164	13,664
CVS Caremark Corp.	811	33,073
Darden Restaurants, Inc.	810	36,920
Dollar General Corp.*	839	34,516
Dollar Tree, Inc.*	370	30,751
Family Dollar Stores, Inc.	573	33,039
Gap, Inc. (The)	1,361	25,247
Home Depot, Inc. (The)	926	38,929
J.C. Penney Co., Inc.	1,218	42,813
Kohl’s Corp.	738	36,420
Lowe’s Cos., Inc.	1,505	38,197

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Retail — 7.5% (continued)
Ltd. Brands, Inc.	731	$29,496
Macy’s, Inc.	1,144	36,814
McDonald’s Corp.	172	17,257
Nordstrom, Inc.	516	25,650
O’Reilly Automotive, Inc.*	387	30,941
PetSmart, Inc.	599	30,723
Ross Stores, Inc.	676	32,130
Staples, Inc.	2,836	39,392
Starbucks Corp.	543	24,983
Target Corp.	597	30,578
Tiffany & Co.	504	33,395
TJX Cos., Inc. (The)	454	29,306
Tractor Supply Co.	354	24,833
Walgreen Co.	888	29,357
Wal-Mart Stores, Inc.	505	30,179
Yum! Brands, Inc.	375	22,129
Total Retail		1,060,502
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	991	12,259
Semiconductors — 3.6%
Altera Corp.	1,091	40,476
Analog Devices, Inc.	838	29,984
Applied Materials, Inc.	3,037	32,526
Broadcom Corp., Class A*	1,173	34,439
First Solar, Inc.*	930	31,397
Intel Corp.	1,619	39,261
KLA-Tencor Corp.	743	35,850
Lam Research Corp.*	478	17,696
Linear Technology Corp.	782	23,483
Maxim Integrated Products, Inc.	886	23,071
Microchip Technology, Inc.	695	25,458
Micron Technology, Inc.*	2,724	17,134
NVIDIA Corp.*	3,261	45,197

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Semiconductors — 3.6% (continued)
QUALCOMM, Inc.	636	$34,789
Rovi Corp.*	942	23,154
Texas Instruments, Inc.	834	24,278
Xilinx, Inc.	1,011	32,413
Total Semiconductors		510,606
Software — 3.7%
Activision Blizzard, Inc.	2,315	28,521
Adobe Systems, Inc.*	1,510	42,688
ANSYS, Inc.*	511	29,270
Autodesk, Inc.*	1,213	36,790
BMC Software, Inc.*	871	28,551
CA, Inc.	1,732	35,012
Cerner Corp.*	214	13,108
Citrix Systems, Inc.*	336	20,402
Electronic Arts, Inc.*	1,217	25,070
Fidelity National Information Services, Inc.	1,624	43,182
Fiserv, Inc.*	666	39,121
Informatica Corp.*	391	14,440
Intuit, Inc.	465	24,454
Microsoft Corp.	1,487	38,603
Nuance Communications, Inc.*	1,503	37,816
Oracle Corp.	1,226	31,447
Red Hat, Inc.*	284	11,726
Salesforce.com, Inc.*	79	8,015
VMware, Inc., Class A*	206	17,137
Total Software		525,353
Telecommunications — 2.1%
AT&T, Inc.	463	14,001
Cisco Systems, Inc.	1,744	31,531
Corning, Inc.	3,026	39,277
Crown Castle International Corp.*	232	10,394
Frontier Communications Corp.	1,056	5,438
Juniper Networks, Inc.*	2,172	44,331

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Telecommunications — 2.1% (continued)
Motorola Mobility Holdings, Inc.*	209	$8,109
Motorola Solutions, Inc.	548	25,367
NII Holdings, Inc.*	1,809	38,532
Verizon Communications, Inc.	433	17,372
Virgin Media, Inc.	2,318	49,559
Windstream Corp.	549	6,445
Total Telecommunications		290,356
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	833	26,564
Mattel, Inc.	868	24,096
Total Toys/Games/Hobbies		50,660
Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	241	16,817
CSX Corp.	2,223	46,816
Expeditors International of Washington, Inc.	435	17,818
FedEx Corp.	608	50,774
Kansas City Southern*	848	57,673
Norfolk Southern Corp.	619	45,100
Union Pacific Corp.	497	52,652
United Parcel Service, Inc., Class B	393	28,764
Total Transportation		316,414
Water — 0.1%
American Water Works Co., Inc.	458	14,592
Total Common Stocks (Cost $14,839,517)		13,727,269
FOREIGN STOCKS — 1.8%
Agriculture — 0.2%
Bunge Ltd. (Bermuda)	591	33,805
Diversified Financial Services — 0.4%
Invesco Ltd. (Bermuda)	2,677	53,781

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Leisure Time — 0.7%
Carnival Corp. (Panama)	1,165	$38,026
Royal Caribbean Cruises Ltd. (Liberia)	2,456	60,835
Total Leisure Time		98,861
Oil & Gas Services — 0.4%
Schlumberger Ltd. (Curacao)	714	48,773
Real Estate — 0.1%
Brookfield Office Properties, Inc. (Canada)	761	11,902
Total Foreign Stocks (Cost $289,545)		247,122
MONEY MARKET FUND — 0.8%
Fidelity Institutional Money Market Prime (Cost $116,906)	116,906	116,906
Total Investments — 100.1% (Cost $15,245,968)		14,091,297
Liabilities in Excess of Other Assets — (0.1%)		(7,713)
Net Assets — 100.0%		$14,083,584

*	Non-income producing security
†	Less than 0.05%
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Advertising	0.2%
Aerospace/Defense	2.0
Agriculture	1.1
Airlines	0.3
Apparel	0.7
Auto Manufacturers	1.0
Auto Parts & Equipment	1.0
Banks	4.6
Beverages	1.1
Biotechnology	1.7
Building Materials	—	†
Chemicals	3.7
Coal	0.6
Commercial Services	2.3
Computers	2.8
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.8
Diversified Financial Services	3.5
Electric	2.1
Electrical Components & Equipment	0.8
Electronics	1.5
Engineering & Construction	0.2
Entertainment	—	†
Environmental Control	0.4
Food	1.9
Forest Products & Paper	0.1
Gas	0.3
Hand/Machine Tools	0.4
Healthcare – Products	2.7
Healthcare – Services	2.5
Household Products/Wares	0.3
Insurance	4.5
Internet	2.4
Iron/Steel	0.8
Leisure Time	1.0
Lodging	1.8
Machinery – Construction & Mining	0.9
Machinery – Diversified	1.4
Media	4.0
Metal Fabricate/Hardware	0.2
Mining	0.9
Miscellaneous Manufacturing	3.0

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

Office/Business Equipment	0.4%
Oil & Gas	7.8
Oil & Gas Services	2.1
Packaging & Containers	0.5
Pharmaceuticals	2.8
Pipelines	1.9
Private Equity	0.4
Real Estate	0.3
Real Estate Investment Trust	1.2
Retail	7.5
Savings & Loans	0.1
Semiconductors	3.6
Software	3.7
Telecommunications	2.1
Toys/Games/Hobbies	0.4
Transportation	2.3
Water	0.1
Money Market Fund	0.8
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

†	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 0.6%
Publicis Groupe SA (France)(a)	1,408	$32,201
WPP PLC (Jersey Islands)(a)	751	39,225
Total Advertising		71,426
Aerospace/Defense — 0.2%
Rolls-Royce Holdings PLC (United Kingdom)*(a)	319	18,416
Agriculture — 0.6%
British American Tobacco PLC (United Kingdom)(a)	331	31,405
Imperial Tobacco Group PLC (United Kingdom)(a)	405	30,513
Total Agriculture		61,918
Airlines — 0.7%
All Nippon Airways Co. Ltd. (Japan)(a)	604	3,298
China Eastern Airlines Corp. Ltd. (China)*(b)	4,390	77,966
Total Airlines		81,264
Apparel — 0.3%
Burberry Group PLC (United Kingdom)(a)	874	32,373
Auto Manufacturers — 4.1%
Bayerische Motoren Werke AG (Germany)(a)	2,746	61,044
Daimler AG (Germany)(a)	1,338	59,099
Fiat SpA (Italy)(a)	12,458	57,182
Nissan Motor Co. Ltd. (Japan)(a)	1,146	20,376
Porsche Automobil Holding SE (Germany)(a)	12,294	64,544
Tata Motors Ltd. (India)(a)	3,710	62,699
Toyota Motor Corp. (Japan)(a)	914	60,443
Volvo AB (Sweden)(a)	6,572	71,240
Total Auto Manufacturers		456,627
Auto Parts & Equipment — 1.5%
Bridgestone Corp. (Japan)(a)	1,098	49,410
Cie Generale des Etablissements Michelin (France)(a)	4,777	55,986
Weichai Power Co. Ltd. (China)(a)	2,960	57,572
Total Auto Parts & Equipment		162,968
Banks — 15.7%
Akbank TAS (Turkey)(a)	4,335	27,224

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Banks — 15.7% (continued)
Australia & New Zealand Banking Group Ltd. (Australia)(a)	1,383	$28,794
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	4,006	34,331
Banco Bradesco SA (Brazil)(a)	1,837	30,641
Banco de Chile (Chile)(a)	968	79,134
Banco Santander Chile (Chile)(a)	529	40,045
Banco Santander SA (Spain)(a)	6,199	46,617
Bancolombia SA (Colombia)(a)	954	56,820
Bank of China Ltd. (China)(a)	7,965	72,880
Barclays PLC (United Kingdom)(a)	6,554	72,028
BNP Paribas SA (France)(a)	3,139	61,681
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	1,039	48,999
China Construction Bank Corp. (China)(a)	5,589	77,911
Credit Agricole SA (France)(a)	22,326	61,173
Danske Bank A/S (Denmark)*(a)	11,669	73,515
DBS Group Holdings Ltd. (Singapore)(a)	1,335	47,286
Grupo Financiero Banorte SAB de CV (Mexico)(a)	4,377	66,399
Hang Seng Bank Ltd. (Hong Kong)(a)	2,026	23,907
HSBC Holdings PLC (United Kingdom)(a)	1,683	64,122
ICICI Bank Ltd. (India)(a)	1,448	38,271
Industrial & Commercial Bank of China Ltd. (China)(a)	6,650	79,268
Itau Unibanco Holding SA (Brazil)(a)	2,900	53,824
Julius Baer Group Ltd. (Switzerland)(a)	5,183	40,168
Lloyds Banking Group PLC (United Kingdom)*(a)	34,033	53,432
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	12,851	53,846
National Australia Bank Ltd. (Australia)(a)	1,424	34,076
Nedbank Group Ltd. (South Africa)(a)	2,287	40,388
PT Bank Mandiri Tbk (Indonesia)(a)	9,212	67,248
PT Bank Rakyat Indonesia Persero TBK (Indonesia)(a)	2,558	39,163
Societe Generale SA (France)(a)	13,548	59,069
Standard Bank Group Ltd. (South Africa)(a)	676	16,623
Swedbank AB (Sweden)(a)	6,022	77,383
Turkiye Halk Bankasi AS (Turkey)(a)	5,712	59,885

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Banks — 15.7% (continued)
United Overseas Bank Ltd. (Singapore)(a)	1,078	$25,398
Total Banks		1,751,549
Beverages — 2.5%
Anheuser-Busch InBev NV (Belgium)(a)	787	47,999
Coca-Cola Amatil Ltd. (Australia)(a)	442	10,312
Coca-Cola Femsa SAB de CV (Mexico)(a)	126	11,996
Diageo PLC (United Kingdom)(a)	307	26,838
Heineken NV (Netherlands)(a)	1,708	39,335
Kirin Holdings Co. Ltd. (Japan)(a)	4,231	50,772
Pernod-Ricard SA (France)(a)	1,826	33,690
SABMiller PLC (United Kingdom)(a)	1,034	36,242
Tsingtao Brewery Co. Ltd. (China)(a)	406	22,338
Total Beverages		279,522
Biotechnology — 0.2%
CSL Ltd. (Australia)(a)	1,340	21,815
Building Materials — 1.5%
Anhui Conch Cement Co. Ltd., Class H (China)(a)	2,883	42,092
Asahi Glass Co. Ltd. (Japan)(a)	1,234	10,193
CRH PLC (Ireland)(a)	3,366	66,714
Lafarge SA (France)(a)	5,491	47,662
Total Building Materials		166,661
Chemicals — 3.3%
Air Liquide SA (France)(a)	808	19,877
Asahi Kasei Corp. (Japan)(a)	4,569	55,057
BASF SE (Germany)(a)	781	54,459
Givaudan SA (Switzerland)(a)	1,529	29,571
Israel Chemicals Ltd. (Israel)(a)	5,688	59,724
Koninklijke DSM NV (Netherlands)(a)	6,267	72,133
Nitto Denko Corp. (Japan)(a)	219	7,781
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	3,750	46,050
Syngenta AG (Switzerland)*(a)	397	23,399
Total Chemicals		368,051

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Coal — 1.1%
China Shenhua Energy Co. Ltd. (China)(a)	594	$25,560
Exxaro Resources Ltd. (South Africa)(a)	2,261	46,848
Yanzhou Coal Mining Co. Ltd. (China)(a)	2,255	47,828
Total Coal		120,236
Commercial Services — 1.4%
Adecco SA (Switzerland)(a)	2,600	54,236
Experian PLC (Jersey Islands)(a)	2,650	35,961
New Oriental Education & Technology Group Inc. (Cayman Islands)*(a)	592	14,238
Secom Co. Ltd. (Japan)(a)	1,127	12,791
Sodexo (France)(a)	515	37,054
Total Commercial Services		154,280
Computers — 0.3%
Fujitsu Ltd. (Japan)(a)	748	19,336
Infosys Ltd. (India)(a)	251	12,896
Total Computers		32,232
Cosmetics/Personal Care — 0.7%
Kao Corp. (Japan)(a)	845	22,984
Shiseido Co. Ltd. (Japan)(a)	2,806	50,873
Total Cosmetics/Personal Care		73,857
Distribution/Wholesale — 3.8%
ITOCHU Corp. (Japan)(a)	3,854	77,620
Li & Fung Ltd. (Hong Kong)(a)	12,058	44,253
Mitsubishi Corp. (Japan)(a)	1,636	65,555
Mitsui & Co. Ltd. (Japan)(a)	274	84,803
Sumitomo Corp. (Japan)(a)	5,439	73,426
Wolseley PLC (Jersey Islands)(a)	25,613	83,242
Total Distribution/Wholesale		428,899
Diversified Financial Services — 1.9%
Deutsche Boerse AG (Germany)(a)	7,993	43,962
Macquarie Group Ltd. (Australia)(a)	1,509	36,669
Nomura Holdings, Inc. (Japan)(a)	19,338	57,627
Old Mutual PLC (United Kingdom)(a)	1,003	16,897

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Diversified Financial Services — 1.9% (continued)
ORIX Corp. (Japan)(a)	1,317	$53,931
Total Diversified Financial Services		209,086
Electric — 2.7%
Centrais Eletricas Brasileiras SA (Brazil)*(a)	8,745	84,914
CLP Holdings Ltd. (Hong Kong)(a)	1,867	15,795
EDF SA (France)(a)	3,032	14,584
GDF Suez (France)(a)	602	16,356
International Power PLC (United Kingdom)(a)	870	45,414
Korea Electric Power Corp. (South Korea)(a)	8,349	91,672
Power Assets Holdings Ltd. (Hong Kong)(a)	4,025	29,544
Verbund AG (Austria)(a)	1,320	7,106
Total Electric		305,385
Electrical Components & Equipment — 0.8%
Hitachi Ltd. (Japan)(a)	273	14,234
Nidec Corp. (Japan)(a)	1,607	34,679
Schneider Electric SA (France)(a)	3,906	41,052
Total Electrical Components & Equipment		89,965
Electronics — 0.7%
Hoya Corp. (Japan)(a)	2,251	48,576
Murata Manufacturing Co. Ltd. (Japan)(a)	776	9,778
Toshiba Corp. (Japan)(a)	847	20,548
Total Electronics		78,902
Engineering & Construction — 0.7%
ABB Ltd. (Switzerland)*(a)	2,041	38,432
Orascom Construction Industries (Egypt)(a)	1,315	42,869
Total Engineering & Construction		81,301
Food — 2.5%
Carrefour SA (France)(a)	12,777	57,241
Charoen Pokphand Foods PCL (Thailand)(a)	1,223	4,904
Danone SA (France)(a)	1,654	20,907
J Sainsbury PLC (United Kingdom)(a)	1,818	33,906
Koninklijke Ahold NV (Netherlands)(a)	2,934	39,462
Shoprite Holdings Ltd. (South Africa)(a)	966	32,139
Tesco PLC (United Kingdom)(a)	2,087	39,319

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Food — 2.5% (continued)
William Morrison Supermarkets PLC (United Kingdom)(a)	1,835	$46,150
Total Food		274,028
Food Service — 0.2%
Compass Group PLC (United Kingdom)(a)	2,501	23,710
Forest Products & Paper — 0.3%
Svenska Cellulosa AB (Sweden)(a)	2,178	31,995
Gas — 0.4%
Hong Kong & China Gas Co. Ltd. (Hong Kong)(a)	5,866	13,257
PT Perusahaan Gas Negara (Indonesia)(a)	2,004	34,669
Total Gas		47,926
Hand/Machine Tools — 0.5%
Sandvik AB (Sweden)(a)	4,892	59,682
Healthcare – Products — 0.5%
Essilor International SA (France)(a)	459	16,120
Luxottica Group SpA (Italy)(a)	551	15,389
Smith & Nephew PLC (United Kingdom)(a)	550	26,483
Total Healthcare – Products		57,992
Holding Companies – Diversified — 3.3%
Bidvest Group Ltd. (South Africa)(a)	1,150	43,677
China Resources Enterprise Ltd. (Hong Kong)(a)	5,130	35,243
Hutchison Whampoa Ltd. (Hong Kong)(a)	4,272	70,830
Keppel Corp. Ltd. (Singapore)(a)	3,914	55,735
KOC Holding AS (Turkey)(a)	4,175	62,124
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	565	15,877
Swire Pacific Ltd., Class A (Hong Kong)(a)	6,583	78,996
Total Holding Companies – Diversified		362,482
Home Furnishings — 1.6%
Panasonic Corp. (Japan)(a)	5,213	43,737
Sharp Corp. (Japan)(a)	7,313	63,769
Sony Corp. (Japan)(a)	4,026	72,629
Total Home Furnishings		180,135
Insurance — 4.1%
AIA Group Ltd. (Hong Kong)(a)	2,009	25,173
Allianz SE (Germany)(a)	4,588	43,448

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Insurance — 4.1% (continued)
AXA SA (France)(a)	4,931	$63,413
China Life Insurance Co. Ltd. (China)(a)	242	8,947
ING Groep NV (Netherlands)*(a)	9,332	66,910
Legal & General Group PLC (United Kingdom)(a)	1,985	15,781
Ping An Insurance Group Co. of China Ltd. (China)(a)	3,890	50,998
Prudential PLC (United Kingdom)(a)	1,968	38,848
QBE Insurance Group Ltd. (Australia)(a)	815	10,799
Sampo Oyj, Class A (Finland)(a)	2,343	28,889
Tokio Marine Holdings, Inc. (Japan)(a)	2,686	59,092
Zurich Financial Services AG (Switzerland)*(a)	2,062	46,766
Total Insurance		459,064
Internet — 1.0%
Baidu, Inc. (Cayman Islands)*(a)	252	29,351
Ctrip.com International Ltd. (Cayman Islands)*(a)	551	12,893
NetEase.com (Cayman Islands)*(a)	847	37,988
Tencent Holdings Ltd. (Cayman Islands)(a)	1,651	33,251
Total Internet		113,483
Iron/Steel — 2.2%
ArcelorMittal (Luxembourg)(c)	4,065	73,942
Fortescue Metals Group Ltd. (Australia)(a)	2,831	61,687
Kumba Iron Ore Ltd. (South Africa)(a)	216	13,252
Mechel (Russia)(a)	6,999	59,492
Rio Tinto PLC (United Kingdom)(a)	811	39,674
Total Iron/Steel		248,047
Leisure Time — 0.2%
Carnival PLC (United Kingdom)(a)	542	17,848
Lodging — 1.7%
City Developments Ltd. (Singapore)(a)	1,295	8,780
Galaxy Entertainment Group Ltd. (Hong Kong)*(a)	1,773	32,508
Genting Singapore PLC (Malaysia)*(a)	642	37,382
Sands China Ltd. (Cayman Islands)*(a)	2,436	68,963
Wynn Macau Ltd. (Cayman Islands)(a)	1,805	45,305
Total Lodging		192,938

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Machinery – Construction & Mining — 1.2%
Atlas Copco AB, Class A (Sweden)(a)	2,481	$53,217
Komatsu Ltd. (Japan)(a)	3,406	80,450
Total Machinery – Construction & Mining		133,667
Media — 0.7%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,097	49,683
Naspers Ltd., Class N (South Africa)(a)	441	19,184
Reed Elsevier PLC (United Kingdom)(a)	376	12,122
Total Media		80,989
Metal Fabricate/Hardware — 1.7%
Assa Abloy AB (Sweden)(a)	3,848	47,946
SKF AB (Sweden)(a)	2,497	52,537
Tenaris SA (Luxembourg)(a)	2,366	87,968
Total Metal Fabricate/Hardware		188,451
Mining — 8.2%
Aluminum Corp. of China Ltd. (China)(a)	3,788	40,910
Anglo American PLC (United Kingdom)(a)	3,861	70,077
AngloGold Ashanti Ltd. (South Africa)(a)	2,030	86,174
Antofagasta PLC (United Kingdom)(a)	2,337	87,451
BHP Billiton Ltd. (Australia)(a)	822	58,058
BHP Billiton PLC (United Kingdom)(a)	1,269	74,097
Cia de Minas Buenaventura SA (Peru)(a)	1,588	60,884
Gold Fields Ltd. (South Africa)(a)	2,622	39,986
Harmony Gold Mining Co. Ltd. (South Africa)(a)	5,030	58,549
Jiangxi Copper Co. Ltd. (China)(a)	493	42,403
Newcrest Mining Ltd. (Australia)(a)	1,638	49,648
Norsk Hydro ASA (Norway)(a)	11,509	52,366
Randgold Resources Ltd. (Jersey Islands)(a)	742	75,758
Sterlite Industries India Ltd. (India)(a)	7,079	49,057
Xstrata PLC (United Kingdom)(a)	24,469	72,428
Total Mining		917,846
Miscellaneous Manufacturing — 1.1%
FUJIFILM Holdings Corp. (Japan)(a)	2,384	55,452
Orkla ASA (Norway)(a)	1,407	10,482

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing — 1.1% (continued)
Siemens AG (Germany)(a)	622	$59,469
Total Miscellaneous Manufacturing		125,403
Office/Business Equipment — 0.2%
Canon, Inc. (Japan)(a)	436	19,201
Oil & Gas — 6.6%
BG Group PLC (United Kingdom)(a)	384	41,088
BP PLC (United Kingdom)(a)	1,036	44,279
CNOOC Ltd. (Hong Kong)(a)	132	23,058
Ecopetrol SA (Colombia)(a)	1,446	64,376
Eni SpA (Italy)(a)	1,450	59,841
Ensco PLC (United Kingdom)(a)	1,504	70,568
MOL Hungarian Oil and Gas PLC (Hungary)*(a)	560	20,261
PetroChina Co. Ltd. (China)(a)	225	27,970
PTT Exploration and Production PCL (Thailand)(a)	3,722	38,337
Repsol YPF SA (Spain)(a)	2,226	67,915
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	1,040	76,013
Statoil ASA (Norway)(a)	2,894	74,115
Total SA (France)(a)	833	42,575
Tullow Oil PLC (United Kingdom)(a)	7,598	81,648
Total Oil & Gas		732,044
Oil & Gas Services — 1.9%
Petrofac Ltd. (Jersey Islands)(a)	4,938	55,256
Saipem SpA (Italy)(a)	2,423	51,247
Subsea 7 SA (Luxembourg)*(a)	2,902	54,006
Technip SA (France)(a)	2,121	50,056
Total Oil & Gas Services		210,565
Packaging & Containers — 0.5%
Amcor Ltd. (Australia)(a)	1,975	58,263
Pharmaceuticals — 2.1%
Astellas Pharma, Inc. (Japan)(a)	832	33,588
GlaxoSmithKline PLC (United Kingdom)(a)	700	31,941
Novartis AG (Switzerland)(a)	268	15,322
Novo Nordisk A/S (Denmark)(a)	348	40,111
Roche Holding AG (Switzerland)(a)	428	18,211

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Pharmaceuticals — 2.1% (continued)
Shire PLC (Jersey Islands)(a)	456	$47,378
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,242	50,127
Total Pharmaceuticals		236,678
Real Estate — 1.3%
BR Malls Participacoes SA (Brazil)*(a)	1,274	24,753
Hang Lung Properties Ltd. (Hong Kong)(a)	4,145	58,859
Henderson Land Development Co. Ltd. (Hong Kong)(a)	2,632	12,897
Sun Hung Kai Properties Ltd. (Hong Kong)(a)	4,107	51,337
Total Real Estate		147,846
Retail — 2.1%
Aeon Co. Ltd. (Japan)(a)	2,246	30,748
Compagnie Financiere Richemont SA (Switzerland)(a)	8,661	43,478
Kingfisher PLC (United Kingdom)(a)	6,913	53,161
Marks & Spencer Group PLC (United Kingdom)(a)	2,502	23,819
PPR (France)*(a)	509	7,311
Swatch Group AG (The) (Switzerland)(a)	2,377	44,450
Wesfarmers Ltd. (Australia)(a)	2,150	32,164
Total Retail		235,131
Semiconductors — 1.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	5,274	22,889
ASML Holding NV (Netherlands)	1,387	57,963
Infineon Technologies AG (Germany)(a)	7,538	56,610
Total Semiconductors		137,462
Software — 0.1%
Dassault Systemes SA (France)(a)	181	14,554
Telecommunications — 5.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)(a)	1,003	9,308
BT Group PLC (United Kingdom)(a)	947	28,069
China Telecom Corp. Ltd. (China)(a)	253	14,454
China Unicom Ltd. (Hong Kong)(a)	2,977	62,904
Deutsche Telekom AG (Germany)(a)	1,712	19,602
KDDI Corp. (Japan)(a)	1,283	20,656
Mobile TeleSystems (Russia)(a)	1,818	26,688
MTN Group Ltd. (South Africa)(a)	2,473	43,772

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Telecommunications — 5.6% (continued)
Nippon Telegraph & Telephone Corp. (Japan)(a)	1,060	$26,850
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	329	10,113
SK Telecom Co. Ltd. (South Korea)(a)	3,807	51,813
Softbank Corp. (Japan)(a)	3,946	57,612
Telefonaktiebolaget LM Ericsson (Sweden)(a)	4,783	48,452
Telefonica SA (Spain)(a)	1,225	21,058
Telenor ASA (Norway)(a)	1,158	56,476
Telstra Corp. Ltd. (Australia)(a)	932	15,891
VimpelCom Ltd. (Bermuda)(a)	7,212	68,298
Vivendi SA (France)(a)	1,629	35,414
Vodafone Group PLC (United Kingdom)(a)	385	10,791
Total Telecommunications		628,221
Transportation — 1.1%
Deutsche Post AG (Germany)(a)	2,260	34,849
East Japan Railway Co. (Japan)(a)	6,444	67,340
West Japan Railway Co. (Japan)(a)	350	15,216
Total Transportation		117,405
Water — 0.4%
Suez Environnement Co. (France)(a)	4,781	27,443
Veolia Environnement SA (France)(a)	1,204	13,304
Total Water		40,747
Total Common Stocks (Cost $13,451,796)		11,140,536
MONEY MARKET FUND — 0.3%
Fidelity Institutional Money Market Prime (Cost $29,690)	29,690	29,690
Total Investments — 100.1% (Cost $13,481,486)		11,170,226
Liabilities in Excess of Other Assets — (0.1%)		(11,267)
Net Assets — 100.0%		$11,158,959

*	Non-income producing security
(a)	American Depositary Receipt
(b)	American Depositary Share
(c)	Registered Shares

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Advertising	0.6%
Aerospace/Defense	0.2
Agriculture	0.6
Airlines	0.7
Apparel	0.3
Auto Manufacturers	4.1
Auto Parts & Equipment	1.5
Banks	15.7
Beverages	2.5
Biotechnology	0.2
Building Materials	1.5
Chemicals	3.3
Coal	1.1
Commercial Services	1.4
Computers	0.3
Cosmetics/Personal Care	0.7
Distribution/Wholesale	3.8
Diversified Financial Services	1.9
Electric	2.7
Electrical Components & Equipment	0.8
Electronics	0.7
Engineering & Construction	0.7
Food	2.5
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.4
Hand/Machine Tools	0.5
Healthcare – Products	0.5
Holding Companies – Diversified	3.3
Home Furnishings	1.6
Insurance	4.1
Internet	1.0
Iron/Steel	2.2
Leisure Time	0.2
Lodging	1.7
Machinery – Construction & Mining	1.2
Media	0.7
Metal Fabricate/Hardware	1.7
Mining	8.2
Miscellaneous Manufacturing	1.1
Office/Business Equipment	0.2

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Oil & Gas	6.6%
Oil & Gas Services	1.9
Packaging & Containers	0.5
Pharmaceuticals	2.1
Real Estate	1.3
Retail	2.1
Semiconductors	1.2
Software	0.1
Telecommunications	5.6
Transportation	1.1
Water	0.4
Money Market Fund	0.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.0%
Asset Allocation Fund — 4.1%
PowerShares Convertible Securities Portfolio	17,000	$377,400
SPDR Barclays Capital Convertible Securities ETF	6,543	236,660
Total Asset Allocation Fund		614,060
Debt Fund — 91.0%
iShares iBoxx $ High Yield Corporate Bond Fund	22,806	2,039,541
iShares iBoxx $ Investment Grade Corporate Bond Fund	23,349	2,656,182
iShares S&P/Citigroup International Treasury Bond Fund	7,055	704,794
PIMCO 1 – 5 Year US TIPS Index Fund	11,121	593,194
PowerShares Build America Bond Portfolio	20,467	586,994
PowerShares Emerging Markets Sovereign Debt Portfolio	22,553	617,050
PowerShares Insured National Municipal Bond Portfolio	19,450	475,552
PowerShares International Corporate Bond Portfolio	44,793	1,185,223
SPDR DB International Government Inflation-Protected Bond ETF	8,246	468,043
Vanguard Intermediate-Term Government Bond ETF	11,289	741,236
Vanguard Long-Term Government Bond ETF	7,890	594,354
Vanguard Mortgage-Backed Securities ETF	39,258	2,037,098
Vanguard Short-Term Bond ETF	5,792	468,225
Vanguard Short-Term Government Bond ETF	9,642	589,126
Total Debt Fund		13,756,612
Equity Fund — 3.9%
PowerShares Financial Preferred Portfolio	36,531	588,880
Total Exchange Traded Funds (Cost $14,895,259)		14,959,552
MONEY MARKET FUND — 1.0%
Fidelity Institutional Money Market Prime (Cost $146,712)	146,712	146,712
Total Investments — 100.0% (Cost $15,041,971)		15,106,264
Other Assets in Excess of Liabilities — 0.0%†		7,135
Net Assets — 100.0%		$15,113,399

ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities
†	Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Asset Allocation Fund	4.1%
Debt Fund	91.0
Equity Fund	3.9
Money Market Fund	1.0
Total Investments	100.0
Other Assets in Excess of Liabilities	— †
Net Assets	100.0%

†	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.7%
Debt Fund — 24.7%
SPDR Barclays Capital 1 – 3 Month T-Bill ETF*	9,912	$454,267
Equity Fund — 73.0%
iShares Dow Jones US Real Estate Index Fund	1,563	88,763
iShares S&P 100 Index Fund	1,567	89,366
iShares S&P 500 Index Fund	709	89,306
iShares S&P 500 Value Index Fund	3,118	180,314
iShares S&P MidCap 400 Value Index Fund	2,342	177,945
iShares S&P SmallCap 600 Growth Index Fund	2,408	179,324
iShares S&P SmallCap 600 Index Fund	2,630	179,576
iShares S&P SmallCap 600 Value Index Fund	2,593	180,888
SPDR S&P 500 ETF Trust	709	88,979
Vanguard REIT ETF	1,535	89,030
Total Equity Fund		1,343,491
Total Exchange Traded Funds (Cost $1,790,263)		1,797,758
MONEY MARKET FUND — 3.3%
Dreyfus Institutional Reserves Treasury Fund (Cost $60,289)	60,289	60,289
Total Investments — 101.0% (Cost $1,850,552)		1,858,047
Liabilities in Excess of Other Assets — (1.0%)		(17,440)
Net Assets — 100.0%		$1,840,607

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

Debt Fund	24.7%
Equity Fund	73.0
Money Market Fund	3.3
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 94.9%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	677	$54,769
Apparel — 2.1%
Jones Group, Inc. (The)	5,390	56,864
Warnaco Group, Inc. (The)*	1,020	51,041
Total Apparel		107,905
Auto Parts & Equipment — 0.9%
WABCO Holdings, Inc.*	1,123	48,738
Beverages — 4.1%
Boston Beer Co., Inc. (The), Class A*	520	56,451
Constellation Brands, Inc., Class A*	2,580	53,329
Monster Beverage Corp.*	560	51,598
PepsiCo, Inc.	820	54,407
Total Beverages		215,785
Biotechnology — 5.1%
Amgen, Inc.	919	59,009
Celgene Corp.*	800	54,080
Charles River Laboratories International, Inc.*	1,770	48,374
Gilead Sciences, Inc.*	1,258	51,490
Myriad Genetics, Inc.*	2,530	52,978
Total Biotechnology		265,931
Chemicals — 3.0%
FMC Corp.	610	52,484
NewMarket Corp.	250	49,528
Sherwin-Williams Co. (The)	600	53,562
Total Chemicals		155,574
Commercial Services — 10.0%
Aaron's, Inc.	2,070	55,228
Apollo Group, Inc., Class A*	1,033	55,648
Corrections Corp. of America*	2,370	48,277
Iron Mountain, Inc.	1,710	52,668
ITT Educational Services, Inc.*	870	49,494
Moody's Corp.	1,443	48,600

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Commercial Services — 10.0% (continued)
SEI Investments Co.	3,158	$54,791
Valassis Communications, Inc.*	2,580	49,613
Verisk Analytics, Inc., Class A*	1,373	55,099
Western Union Co.	2,930	53,502
Total Commercial Services		522,920
Computers — 6.5%
CACI International, Inc., Class A*	920	51,446
Dell, Inc.*	3,280	47,986
NetApp, Inc.*	1,440	52,229
STEC, Inc.*	5,500	47,245
Synaptics, Inc.*	1,524	45,949
Teradata Corp.*	1,040	50,450
Unisys Corp.*	2,370	46,713
Total Computers		342,018
Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc.*	550	52,773
Greenhill & Co., Inc.	1,328	48,299
Legg Mason, Inc.	2,130	51,226
Total Diversified Financial Services		152,298
Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	990	52,470
Electronics — 1.0%
Tech Data Corp.*	1,010	49,904
Forest Products & Paper — 1.0%
Domtar Corp.	672	53,733
Healthcare – Products — 4.2%
Patterson Cos., Inc.	1,770	52,251
PSS World Medical, Inc.*	2,344	56,701
Varian Medical Systems, Inc.*	810	54,375
Zimmer Holdings, Inc.*	1,000	53,420
Total Healthcare – Products		216,747
Healthcare – Services — 1.9%
HCA Holdings, Inc.*	2,120	46,704

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Healthcare – Services — 1.9% (continued)
Humana, Inc.	590	$51,690
Total Healthcare – Services		98,394
Home Builders — 1.1%
Thor Industries, Inc.	2,120	58,152
Home Furnishings — 0.9%
Tempur-Pedic International, Inc.*	883	46,384
Household Products/Wares — 1.0%
Scotts Miracle-Gro Co. (The), Class A	1,076	50,238
Housewares — 1.0%
Toro Co. (The)	840	50,954
Insurance — 1.0%
Torchmark Corp.	1,220	52,936
Internet — 4.9%
Ancestry.com, Inc.*	2,200	50,512
Expedia, Inc.	1,784	51,772
IAC/InterActiveCorp*	1,230	52,398
Symantec Corp.*	3,030	47,419
WebMD Health Corp., Class A*	1,430	53,697
Total Internet		255,798
Leisure Time — 1.0%
Harley-Davidson, Inc.	1,390	54,029
Lodging — 2.0%
Marriott International, Inc., Class A	1,592	46,439
Wyndham Worldwide Corp.	1,510	57,123
Total Lodging		103,562
Machinery – Diversified — 1.0%
Nordson Corp.	1,260	51,887
Media — 4.0%
DIRECTV, Class A*	1,150	49,174
FactSet Research Systems, Inc.	590	51,495
McGraw-Hill Cos., Inc. (The)	1,198	53,874

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Media — 4.0% (continued)
Scripps Networks Interactive, Class A	1,246	$52,856
Total Media		207,399
Oil & Gas — 2.1%
Marathon Oil Corp.	1,900	55,613
Tesoro Corp.*	2,250	52,560
Total Oil & Gas		108,173
Pharmaceuticals — 4.9%
AmerisourceBergen Corp.	1,380	51,322
Express Scripts, Inc.*	1,181	52,779
Forest Laboratories, Inc.*	1,720	52,047
ViroPharma, Inc.*	1,884	51,603
Watson Pharmaceuticals, Inc.*	790	47,669
Total Pharmaceuticals		255,420
Retail — 11.3%
Advance Auto Parts, Inc.	777	54,103
Asbury Automotive Group, Inc.*	2,530	54,547
AutoZone, Inc.*	157	51,020
Brinker International, Inc.	2,064	55,233
Copart, Inc.*	1,162	55,648
Domino's Pizza, Inc.*	1,493	50,687
Group 1 Automotive, Inc.	1,072	55,530
Home Depot, Inc. (The)	1,393	58,562
O'Reilly Automotive, Inc.*	656	52,447
Papa John's International, Inc.*	1,380	51,998
Saks, Inc.*	5,400	52,650
Total Retail		592,425
Semiconductors — 5.9%
Cypress Semiconductor Corp.*	2,780	46,954
Maxim Integrated Products, Inc.	1,968	51,247
Novellus Systems, Inc.*	1,313	54,214
PMC – Sierra, Inc.*	9,360	51,573
QLogic Corp.*	3,576	53,640
Silicon Laboratories, Inc.*	1,200	52,104
Total Semiconductors		309,732

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Investments	Shares	Value
Software — 5.1%
Akamai Technologies, Inc.*	1,800	$58,104
BMC Software, Inc.*	1,450	47,531
Ebix, Inc.	2,440	53,924
Fair Isaac Corp.	1,420	50,893
Quest Software, Inc.*	2,883	53,624
Total Software		264,076
Telecommunications — 3.0%
Cisco Systems, Inc.	2,780	50,262
Comtech Telecommunications Corp.	1,707	48,854
Plantronics, Inc.	1,596	56,882
Total Telecommunications		155,998
Total Common Stocks (Cost $4,761,057)		4,954,349
FOREIGN STOCKS — 4.9%
Commercial Services — 0.9%
VistaPrint NV (Netherlands)*	1,576	48,226
Diversified Financial Services — 1.0%
Lazard Ltd., Class A (Bermuda)	2,020	52,742
Insurance — 1.0%
Assured Guaranty Ltd. (Bermuda)	3,760	49,406
Semiconductors — 1.0%
Marvell Technology Group Ltd. (Bermuda)*	3,670	50,829
Telecommunications — 1.0%
Amdocs Ltd. (Guernsey)*	1,850	52,781
Total Foreign Stocks (Cost $263,254)		253,984
MONEY MARKET FUND — 0.0%†
Wells Fargo Advantage Government Money Market Fund (Cost $1,375)	1,375	1,375
Total Investments — 99.8% (Cost $5,025,686)		5,209,708
Other Assets in Excess of Liabilities — 0.2%		12,272
Net Assets — 100.0%		$5,221,980

*	Non-income producing security
†	Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Aerospace/Defense	1.0%
Apparel	2.1
Auto Parts & Equipment	0.9
Beverages	4.1
Biotechnology	5.1
Chemicals	3.0
Commercial Services	10.9
Computers	6.5
Diversified Financial Services	3.9
Electrical Components & Equipment	1.0
Electronics	1.0
Forest Products & Paper	1.0
Healthcare – Products	4.2
Healthcare – Services	1.9
Home Builders	1.1
Home Furnishings	0.9
Household Products/Wares	1.0
Housewares	1.0
Insurance	2.0
Internet	4.9
Leisure Time	1.0
Lodging	2.0
Machinery – Diversified	1.0
Media	4.0
Oil & Gas	2.1
Pharmaceuticals	4.9
Retail	11.3
Semiconductors	6.9
Software	5.1
Telecommunications	4.0
Money Market Fund	— †
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

†	Less than 0.05%.

See accompanying Notes to Financial Statements.

(This page intentionally left blank.)

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2011 (Unaudited)

	Dent Tactical ETF	Accuvest Global Long Short ETF(1)	Cambria Global Tactical ETF	WCM/ BNYMellon Focused Growth ADR ETF
ASSETS
Investments, at Market Value:
Corporate Bonds (Cost $—, $—, $—, $—, $58,845,333, $—, $—, $— $—, $—, and $—)	$—	—	—	—
Exchange Traded Funds (Cost $8,757,030, $2,997,523, $128,148,426, $—, $—, $—, $—, $—, $14,895,259, $1,790,263 and $—)	8,741,525	2,714,445	129,542,217	—
Foreign Bonds (Cost $—, $—, $—, $—, $4,870,570, $—, $—, $—, $—, $— and $—)	—	—	—	—
Common Stocks (Cost $—, $—, $—, $6,253,921, $—, $—, $15,129,062, $13,451,796, $—, $— and $5,024,311)	—	—	—	5,926,791
Money Market Instruments (Cost $4,441,764, $109,798, $13,437,470, $325,577, $216,671, $91,536,497, $116,906, $29,690, $146,712, $60,289 and $1,375)	4,441,764	109,798	13,437,470	325,577
Total Investments (Cost $13,198,794, $3,107,321, $141,585,896, $6,579,498, $63,932,574, $91,536,497, $15,245,968, $13,481,486, $15,041,971, $1,850,552, and $5,025,686)	13,183,289	2,824,243	142,979,687	6,252,368
Cash	—	440,738	19,958	—
Cash collateral held at brokers	—	2,318,476	—	—
Receivable from Securities Sold	—	—	484,164	—
Receivable from Swap Contract Closed	—	662,923	—	—
Interest Receivable	73	—	116,487	—
Dividend Receivable	—	—	—	—
Variation Margin Receivable	—	13,824	—	—
Reclaim Receivable	—	—	—	4,797
Due from Investment Advisor	—	6,841	—	4,048
Deferred Offering	—	6,857	18,509	4,433
Prepaid Trustee Fees	6,355	—	—	—
Prepaid Expenses	20,373	48,777	44,909	63,302
Total Assets	13,210,090	6,322,679	143,663,714	6,328,948
LIABILITIES
Due to Custodian	—	—	—	43,170
Securities Sold, Not Yet Purchased (Proceeds Received $—, $2,342,639, $—, $—, $—, $141,491,185, $—, $—, $—, $— and $—)	—	2,229,881	—	—
Equity swaps at Value (Proceeds Received $—, $662,923, $—, $—, $—, $—, $—, $—, $—, $— and $—)	—	755,303	—	—
Due to Broker	—	67,104	—	—
Advisory Payable	7,213	—	115,983	—
Payable for Securities Purchased	—	—	1,220,249	—
Capital Shares Payable	—	—	337,108	—
Interest Payable	—	—	—	—
Dividend Payable	—	119,379	—	—
Distributions Payable	—	46,188	1,214,084	—
Trustee Fees Payable	—	1,045	3,719	996
Accrued Expenses	52,220	21,585	52,476	27,808
Total Liabilities	59,433	3,240,485	2,943,619	71,974
NET ASSETS	$13,150,657	3,082,194	140,720,095	6,256,974
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$14,459,819	8,277,091	159,343,883	6,348,885
Undistributed Net Investment Income (Loss)	(307,780)	(73,579)	76,462	(18,608)
Accumulated Net Gain (Loss) on Investments	(985,877)	(4,872,442)	(20,094,041)	253,827
Unrealized Appreciation (Depreciation) on Investments	(15,505)	(248,876)	1,393,791	(327,130)
NET ASSETS	$13,150,657	3,082,194	140,720,095	6,256,974
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	700,000	150,000	6,000,000	225,000
Net Asset Value (NAV) Per Share	$18.79	20.55	23.45	27.81

(1) Formerly Mars Hill Global Relative Value ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2011 (Unaudited)

	Peritus High Yield ETF	Active Bear ETF	Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF	Meidell Tactical Advantage ETF	TrimTabs Float Shrink ETF
ASSETS
Investments, at Market Value:
Corporate Bonds (Cost $—, $—, $—, $—, $58,845,333, $—, $—, $— $—, $—, and $—)	55,421,250	—	—	—	—	—	—
Exchange Traded Funds (Cost $8,757,030, $2,997,523, $128,148,426, $—, $—, $—, $—, $—, $14,895,259, $1,790,263 and $—)	—	—	—	—	14,959,552	1,797,758	—
Foreign Bonds (Cost $—, $—, $—, $—, $4,870,570, $—, $—, $—, $—, $— and $—)	4,231,212	—	—	—	—	—	—
Common Stocks (Cost $—, $—, $—, $6,253,921, $—, $—, $15,129,062, $13,451,796, $—, $— and $5,024,311)	—	—	13,974,391	11,140,536	—	—	5,208,333
Money Market Instruments (Cost $4,441,764, $109,798, $13,437,470, $325,577, $216,671, $91,536,497, $116,906, $29,690, $146,712, $60,289 and $1,375)	216,671	91,536,497	116,906	29,690	146,712	60,289	1,375
Total Investments (Cost $13,198,794, $3,107,321, $141,585,896, $6,579,498, $63,932,574, $91,536,497, $15,245,968, $13,481,486, $15,041,971, $1,850,552, and $5,025,686)	59,869,133	91,536,497	14,091,297	11,170,226	15,106,264	1,858,047	5,209,708
Cash	—	60,244,147	—	—	—	1	—
Cash collateral held at brokers	—	140,192,749	—	—	—	—	—
Receivable from Securities Sold	—	9,314,269	—	—	—	—	—
Receivable from Swap Contract Closed	—	—	—	—	—	—	—
Interest Receivable	1,573,739	754	11	6	32,577	—	—
Dividend Receivable	—	—	17,998	11,977	—	19	2,650
Variation Margin Receivable	—	—	—	—	—	—	—
Reclaim Receivable	—	—	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—	6,300	4,027
Deferred Offering	19,778	13,675	—	—	—	—	—
Prepaid Trustee Fees	—	—	—	—	—	—	—
Prepaid Expenses	10,079	29,061	11,856	11,633	10,644	8,790	17,638
Total Assets	61,472,729	301,331,152	14,121,162	11,193,842	15,149,485	1,873,157	5,234,023
LIABILITIES
Due to Custodian	—	—	—	338	—	—	1,547
Securities Sold, Not Yet Purchased (Proceeds Received $—, $2,342,639, $—, $—, $—, $141,491,185, $—, $—, $—, $— and $—)	—	141,624,109	—	—	—	—	—
Equity swaps at Value (Proceeds Received $—, $662,923, $—, $—, $— $—, $—, $—, $—, $—, and $—)	—	—	—	—	—	—	—
Due to Broker	—	—	—	—	—	—	—
Advisory Payable	59,015	188,854	6,761	3,831	3,233	—	—
Payable for Securities Purchased	—	4,935,397	—	—	—	—	—
Capital Shares Payable	—	—	—	—	—	—	—
Interest Payable	—	81,357	—	—	—	—	—
Dividend Payable	—	31,616	—	—	—	—	—
Distributions Payable	—	—	—	—	—	1,367	—
Trustee Fees Payable	3,325	2,800	1,377	1,377	1,377	—	1,214
Accrued Expenses	31,865	63,693	29,440	29,337	31,476	31,183	9,282
Total Liabilities	94,205	146,927,826	37,578	34,883	36,086	32,550	12,043
NET ASSETS	61,378,524	154,403,326	14,083,584	11,158,959	15,113,399	1,840,607	5,221,980
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	65,351,506	162,704,139	15,910,578	14,684,156	15,026,040	1,889,596	4,521,107
Undistributed Net Investment Gain (Loss)	(9,447)	(1,502,749)	(6,042)	(6,690)	28,731	(2,499)	(1,901)
Accumulated Net Investment Gain (Loss) on Investments	99,906	(6,665,140)	(666,281)	(1,207,247)	(5,665)	(53,985)	518,752
Unrealized Appreciation (Depreciation) on Investments	(4,063,441)	(132,924)	(1,154,671)	(2,311,260)	64,293	7,495	184,022
NET ASSETS	61,378,524	154,403,326	14,083,584	11,158,959	15,113,399	1,840,607	5,221,980
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,300,000	6,175,000	600,000	550,000	600,000	75,000	175,000
Net Asset Value (NAV) Per Share	47.21	25.00	23.47	20.29	25.19	24.54	29.84

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2011 (Unaudited)

	Dent Tactical ETF	Accuvest Global Long Short ETF(1)	Cambria Global Tactical ETF	WCM/ BNYMellon Focused Growth ADR ETF
INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld $—, $—, $—, $2,781, $—, $—, $35, $10,110, $—, $— and $—)	$17,259	4,988	1,654,517	31,546
Interest Income	258	2	3,044	12
Total Investment Income	17,517	4,990	1,657,561	31,558
EXPENSES
Advisory Fees	72,616	33,672	762,889	59,355
Professional Fees	27,979	27,902	27,902	27,902
Report to Shareholders	15,123	15,082	20,109	15,083
Accounting & Administration Fees	3,058	999	59	1,541
Pricing Fees	3,025	3,016	3,016	3,016
Exchange Listing Fees	2,521	2,513	5,971	2,514
Insurance Fees	2,304	3,470	3,520	3,470
Custody Fees	1,329	942	8,871	1,043
Transfer Agent Fees	573	187	6,357	289
Trustee Fees	510	754	2,011	754
Interest on Securities Sold Short	—	41,155	—	—
Dividend Expense	—	—	—	—
Offering Fees	—	6,931	2,274	2,099
Licensing Fees	—	—	—	677
Excise Tax	—	3,113	—	—
Miscellaneous Fees	1,628	—	—	—
Total Expenses	130,666	139,736	842,979	117,743
Advisory Fees Waived/ Recoupment	(16,009)	(33,672)	(3,681)	(59,355)
Expense Reimbursement	—	(27,495)	—	(10,216)
Net Expenses	114,657	78,569	839,298	48,172
Net Investment Income (Loss)	(97,140)	(73,579)	818,263	(16,614)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(964,299)	(609,943)	(17,034,105)	(78,951)
In-kind Redemptions	(21,578)	(147,416)	837,518	403,259
Swaps	—	137,479	—	—
Short Sales	—	414,101	(18,007)	—
Futures	—	(40,303)	—	—
Distributions by other Investment Companies	—	—	74,777	6
Net Unrealized Appreciation (Depreciation) on:
Investments	(128,907)	(187,565)	(852,364)	(1,299,510)
Short Sales	—	308,852	—	—
Swaps	—	448,001	—	—
Futures	—	13,824	—	—
Net Realized and Unrealized Gain (Loss)	(1,114,784)	337,030	(16,992,181)	(975,196)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,211,924)	263,451	(16,173,918)	(991,810)

(1)	Formerly Mars Hill Global Relative Value ETF.
(2)	Represents the period October 5, 2011 (commencement of operations) to December 31, 2011.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2011 (Unaudited)

	Peritus High Yield ETF	Active Bear ETF	Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF	Meidell Tactical Advantage ETF	TrimTabs Float Shrink ETF(2)
INVESTMENT INCOME
Dividend Income (net of $—, $—, $—, $2,781, $—, $—, $35, $10,110, $—, $— and $—)	—	—	122,322	114,441	—	13,152	13,268
Interest Income	2,545,851	3,309	35	36	327,268	—	—
Total Investment Income	2,545,851	3,309	122,357	114,477	327,268	13,152	13,268
EXPENSES
Advisory Fees	298,745	741,326	56,833	49,838	37,013	13,911	12,668
Professional Fees	27,902	27,902	27,902	27,902	27,902	27,902	13,881
Report to Shareholders	4,022	4,022	1,005	1,005	4,022	4,022	652
Accounting & Administration Fees	10,864	19,769	—	—	—	—	513
Pricing Fees	7,540	3,016	3,016	3,016	3,016	3,016	1,447
Exchange Listing Fees	3,770	5,971	5,027	5,027	5,027	5,971	2,863
Insurance Fees	1,509	3,520	1,041	1,041	1,041	1,487	1,688
Custody Fees	2,791	6,220	3,046	2,981	3,069	2,600	1,302
Transfer Agent Fees	2,037	3,707	532	467	555	87	96
Trustee Fees	2,011	2,011	2,011	2,011	2,011	2,011	1,303
Interest on Securities Sold Short	—	415,080	—	—	—	—	—
Dividend Expense	—	239,791	—	—	—	—	—
Offering Fees	5,027	18,472	1,826	1,826	1,826	822	—
Licensing Fees	—	—	—	—	—	—	—
Excise Tax	—	—	—	—	—	—	—
Miscellaneous Fees	—	—	—	—	—	—	—
Total Expenses	366,218	1,490,807	102,239	95,114	85,482	61,829	36,413
Advisory Fees Waived/ Recoupment	424	15,251	(13,265)	(17,069)	(14,780)	(13,911)	(12,668)
Expense Reimbursement	—	—	—	—	—	(32,268)	(11,077)
Net Expenses	366,642	1,506,058	88,974	78,045	70,702	15,650	12,668
Net Investment Income (Loss)	2,179,209	(1,502,749)	33,383	36,432	256,566	(2,498)	600
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	114,939	—	(563,915)	(1,167,553)	(5,665)	(51,147)	334,644
In-kind Redemptions	—	—	(102,366)	(39,163)	—	1,156	184,108
Swaps	—	—	—	—	—	—	—
Short Sales	—	(2,900,060)	—	—	—	—	—
Futures	—	—	—	—	—	—	—
Distributions by other Investment Companies	33	—	—	—	—	—	—
Net Unrealized Appreciation (Depreciation) on Investments
Investments	(3,637,890)	(516,765)	(1,261,076)	(2,414,888)	64,415	(1,908)	184,022
Short Sales	—	—	—	—	—	—	—
Swaps	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(3,522,918)	(3,416,825)	(1,927,357)	(3,621,604)	58,750	(51,899)	702,774
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,343,709)	(4,919,574)	(1,893,974)	(3,585,172)	315,316	(54,397)	703,374

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Dent Tactical ETF		Accuvest Global Long Short ETF(1)
	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period July 9, 2010* to June 30, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$(97,140)	(224,436)	(73,579)	(856,178)
Net Realized Gain (Loss) on Investment Transactions	(985,877)	2,245,846	(246,082)	(2,721,092)
Net Unrealized Appreciation (Depreciation) on Investment Transactions	(128,907)	164,517	583,112	(831,988)
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,211,924)	2,185,927	263,451	(4,409,258)
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	—	(32,743)	—	—
Net Gain on Investment Transactions	—	—	(46,188)	—
Total Distributions	—	(32,743)	(46,188)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,248,356	5,107,681	1,082,243	53,672,974
Value of Shares Redeemed	(3,898,301)	(12,068,621)	(7,602,712)	(39,878,316)
Net Increase (Decrease) From Capital Stock Transactions	(2,649,945)	(6,960,940)	(6,520,469)	13,794,658
Net Increase (Decrease) in Net Assets	(3,861,869)	(4,807,756)	(6,303,206)	9,385,400
Net Assets:
Beginning of Period	17,012,526	21,820,282	9,385,400	—
End of Period	$13,150,657	17,012,526	3,082,194	9,385,400
Undistributed Net Investment Income (Loss)	$(307,780)	(210,640)	(73,579)	—
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	830,000	1,160,000	450,000	—
Shares Sold	65,000	260,000	50,000	2,150,000
Shares Redeemed	(195,000)	(590,000)	(350,000)	(1,700,000)
End of Period	700,000	830,000	150,000	450,000

*	Commencement of operations.
(1)	Formerly Mars Hill Global Relative Value ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Cambria Global Tactical ETF		WCM/BNYMellon Focused Growth ADR ETF		Peritus High Yield ETF
	Six months ended December 31, 2011 (Unaudited)	For the period October 26, 2010* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period July 21, 2010* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period December 1, 2010* to June 30, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	818,263	1,038,919	(16,614)	34,265	2,179,209	1,097,603
Net Realized Gain (Loss) on Investment Transactions	(16,139,817)	(1,305,691)	324,314	191,372	114,972	597,832
Net Unrealized Appreciation (Depreciation) on Investment Transactions	(852,364)	2,246,155	(1,299,510)	972,380	(3,637,890)	(425,551)
Net Increase (Decrease) In Net Assets Resulting From Operations	(16,173,918)	1,979,383	(991,810)	1,198,017	(1,343,709)	1,269,884
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	(1,214,084)	(577,538)	(16,396)	(24,332)	(2,283,509)	(1,009,110)
Net Gain on Investment Transactions	—	—	(27,533)	—	(612,898)	—
Total Distributions	(1,214,084)	(577,538)	(43,929)	(24,332)	(2,896,407)	(1,009,110)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	9,060,733	244,207,308	3,633,630	9,578,612	21,768,082	46,184,231
Value of Shares Redeemed	(29,789,208)	(66,772,581)	(4,991,520)	(2,101,694)	—	(2,594,447)
Net Increase (Decrease) From Capital Stock Transactions	(20,728,475)	177,434,727	(1,357,890)	7,476,918	21,768,082	43,589,784
Net Increase (Decrease) in Net Assets	(38,116,477)	178,836,572	(2,393,629)	8,650,603	17,527,966	43,850,558
Net Assets:
Beginning of Period	178,836,572	—	8,650,603	—	43,850,558	—
End of Period	140,720,095	178,836,572	6,256,974	8,650,603	61,378,524	43,850,558
Net Investment Income (Loss)	76,462	472,283	(18,608)	14,402	(9,447)	94,853
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	6,900,000	—	275,000	—	850,000	—
Shares Sold	350,000	9,450,000	125,000	350,000	450,000	900,000
Shares Redeemed	(1,250,000)	(2,550,000)	(175,000)	(75,000)	—	(50,000)
End of Period	6,000,000	6,900,000	225,000	275,000	1,300,000	850,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Active Bear ETF		Madrona Domestic ETF
	Six months ended December 31, 2011 (Unaudited)	For the period January 27, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(1,502,749)	(509,195)	33,383	157
Net Realized Gain (Loss) on Investment Transactions	(2,900,060)	(3,765,080)	(666,281)	—
Net Unrealized Appreciation (Depreciation) on Investment Transactions	(516,765)	383,841	(1,261,076)	106,405
Net Increase (Decrease) In Net Assets Resulting From Operations	(4,919,574)	(3,890,434)	(1,893,974)	106,562
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	—	—	(39,582)	—
Net Gain on Investment Transactions	—	—	—	—
Total Distributions	—	—	(39,582)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	152,089,103	64,290,026	14,560,337	2,500,000
Value of Shares Redeemed	(43,155,537)	(10,010,258)	(1,149,759)	—
Net Increase (Decrease) From Capital Stock Transactions	108,933,566	54,279,768	13,410,578	2,500,000
Net Increase (Decrease) in Net Assets	104,013,992	50,389,334	11,477,022	2,606,562
Net Assets:
Beginning of Period	50,389,334	—	2,606,562	—
End of Period	$154,403,326	50,389,334	14,083,584	2,606,562
Undistributed Net Investment Income (Loss)	$(1,502,749)	—	(6,042)	157
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	2,225,000	—	100,000	—
Shares Sold	5,575,000	2,650,000	550,000	100,000
Shares Redeemed	(1,625,000)	(425,000)	(50,000)	—
End of Period	6,175,000	2,225,000	600,000	100,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	Madrona International ETF		Madrona Global Bond ETF		Meidell Tactical Advantage ETF		TrimTabs Float Shrink ETF
	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 23, 2011* to June 30, 2011	For the period October 5, 2011* to December 31, 2011 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	36,432	790	256,566	1,149	(2,498)	546	600
Net Realized Gain (Loss) on Investment Transactions	(1,206,716)	12,669	(5,665)	—	(49,991)	(3,994)	518,752
Net Unrealized Appreciation (Depreciation) on Investment Transactions	(2,414,888)	103,628	64,415	(122)	(1,908)	9,403	184,022
Net Increase (Decrease) In Net Assets Resulting From Operations	(3,585,172)	117,087	315,316	1,027	(54,397)	5,955	703,374
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	(43,912)	—	(228,984)	—	(1,367)	—	(2,501)
Net Gain on Investment Transactions	(13,200)	—	—	—	—	—	—
Total Distributions	(57,112)	—	(228,984)	—	(1,367)	—	(2,501)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	13,237,505	2,500,000	12,526,040	2,500,000	—	2,500,000	7,405,182
Value of Shares Redeemed	(1,053,349)	—	—	—	(609,584)	—	(2,884,075)
Net Increase (Decrease) From Capital Stock Transactions	12,184,156	2,500,000	12,526,040	2,500,000	(609,584)	2,500,000	4,521,107
Net Increase (Decrease) in Net Assets	8,541,872	2,617,087	12,612,372	2,501,027	(665,348)	2,505,955	5,221,980
Net Assets:
Beginning of Period	2,617,087	—	2,501,027	—	2,505,955	—	—
End of Period	11,158,959	2,617,087	15,113,399	2,501,027	1,840,607	2,505,955	5,221,980
Net Investment Income (Loss)	(6,690)	790	28,731	1,149	(2,499)	1,366	(1,901)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	100,000	—	100,000	—	100,000	—	—
Shares Sold	500,000	100,000	500,000	100,000	—	100,000	275,000
Shares Redeemed	(50,000)	—	—	—	(25,000)	—	(100,000)
End of Period	550,000	100,000	600,000	100,000	75,000	100,000	175,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Cash Flows

For the Six Months Ended December 31, 2011 (Unaudited)

	Accuvest Global Long Short ETF(1)	Active Bear ETF
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received	$4,990	2,555
Operating expenses paid	(28,317)	(715,231)
Net purchases of short-term investments	(109,798)	(67,094,163)
Realized gain on swaps contracts	137,479	—
Realized loss on futures contracts	(40,303)	—
Net change in unrealized appreciation on futures contracts	13,824	—
Purchases of long-term investments	(13,335,121)	—
Proceeds from disposition of long-term investments	19,228,613	—
Increase in receivables for securities sold	—	(8,376,555)
Increase in payables for securities purchased	—	4,433,262
Change in payable to broker – variation margin	(13,824)	—
Net increase (decrease) in short sales	(4,365,091)	94,086,935
Increase in distributions payable	46,188	—
Dividend Paid	32,967	(236,732)
Interest Paid	(41,155)	(374,265)
Net Cash Provided By Operating Activities	1,530,452	21,725,806
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(46,188)	—
Proceeds from sale of shares	(6,520,469)	111,788,367
Deposits with brokers for swap contracts, futures contracts and short sales	5,314,130	(94,532,644)
Offering costs paid	6,931	18,472
Net Cash Flows Used By Financing Activities	(1,245,596)	17,274,195
NET INCREASE IN CASH	284,856	39,000,001
Cash, Beginning of period	155,882	21,244,146
Cash, End of Period	$440,738	60,244,147
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase (Decrease) in Net Assets From Operations	$263,451	(4,919,574)
(Increase) Decrease in investments, at value	(243,036)	30,409,597
Increase in payable for securities purchased	—	4,433,262
Increase in receivable for securities sold	—	(8,376,555)
Increase in interest receivable and payable	—	(754)
Increase in proceeds for short sales	1,435,609	—
(Increase) Decrease in prepaid expenses	14,292	(29,061)
Increase to receivable to broker – variation margin	(13,824)	—
Increase in interest payable	—	40,815
Increase in dividend payable	32,967	3,059
Increase in distribution payable	46,188	—
Increase (Decrease) in accrued expenses	(5,195)	165,017
Total Adjustments	1,267,001	26,645,380
Net Cash Flows Provided By Operating Activities	$1,530,452	21,725,806

(1)	Formerly Mars Hill Global Relative Value ETF.

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Financial Highlights

	Dent Tactical ETF			Accuvest Global Long Short ETF(6)
	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011	For the period September 16, 2009* to June 30, 2010	Six months ended December 31, 2011 (Unaudited)	For the period July 9, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$20.50	$18.81	$20.00	$20.86	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.13)	(0.21)	0.08	(0.32)	(0.67)
Net Realized and Unrealized Gain (Loss) on Investments	(1.58)	1.93	(1.06)	0.32	(3.47)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(1.71)	1.72	(0.98)	(0.00)	(4.14)
Distribution from Net Investment Income	—	(0.03)	(0.21)	—	—
Distribution from Realized Capital Gains	—	—	—	(0.31)	—
Total Distributions	—	(0.03)	(0.21)	(0.31)	—
Net Asset Value, End of Period	$18.79	$20.50	$18.81	$20.55	$20.86
Market Value, End of Period	$18.78	$20.48	$18.80	$20.56	$20.86
Total Return
Total Investment Return Based on Net Asset Value(2)	(8.34)%	9.14%	(4.95)%	(0.02)%	(16.56)%
Total Investment Return Based on Market(2)	(8.30)%	9.10%	(4.92)%	(1.44)%	(16.56)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$13,151	$17,013	$21,820	$3,082	$9,385
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(3)	1.50%	1.49%	1.50%	3.15%	3.11%
Expenses, prior to expense waivers and reimbursements(3)	1.71%	2.26%	2.45%	5.60%	3.33%
Net Investment Income (Loss)(3)	(1.27)%	(1.05)%	0.51%	(2.95)%	(2.82)%
Portfolio Turnover Rate(4)	480%	456%	501%	232%	751%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.
(3)	Ratios for periods of less than one year have been annualized.
(4)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(5)	Less than $0.005.
(6)	Formerly Mars Hill Global Relative Value ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Cambria Global Tactical ETF		WCM/BNYMellon Focused Growth ADR ETF		Peritus High Yield ETF
	Six months ended December 31, 2011 (Unaudited)	For the period October 26, 2010* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period July 21, 2010* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period December 1, 2010* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$25.92	$25.10	$31.46	$25.00	$51.59	$50.00
Investment Operations
Net Investment Income (Loss)(1)	0.12	0.25	(0.06)	0.15	1.95	2.25
Net Realized and Unrealized Gain (Loss) on Investments	(2.40)	0.79	(3.40)	6.40	(3.88)	1.30
Distributions of Net Realized Gains by other investment companies	0.01	—	— (5)	—	— (5)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(2.27)	1.04	(3.46)	6.55	(1.93)	3.55
Distribution from Net Investment Income	(0.20)	(0.22)	(0.07)	(0.09)	(1.98)	(1.96)
Distribution from Realized Capital Gains	—	—	(0.12)	—	(0.47)	—
Total Distributions	(0.20)	(0.22)	(0.19)	(0.09)	(2.45)	(1.96)
Net Asset Value, End of Period	$23.45	$25.92	$27.81	$31.46	$47.21	$51.59
Market Value, End of Period	$23.39	$25.93	$27.94	$31.58	$47.65	$51.87
Total Return
Total Investment Return Based on Net Asset Value(2)	(8.77)%	4.17%	(10.98)%	26.21%	(3.72)%	7.16%
Total Investment Return Based on Market(2)	(9.80)%	4.20%	(10.91)%	26.69%	(3.38)%	7.73%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$140,720	$178,837	$6,257	$8,651	$61,379	$43,851
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(3)	0.99%	1.02%	1.25%	1.25%	1.35%	1.34%
Expenses, prior to expense waivers and reimbursements(3)	0.99%	1.04%	3.06%	3.04%	1.35%	1.57%
Net Investment Income(3)	0.97%	1.45%	(0.43)%	0.52%	8.02%	7.47%
Portfolio Turnover Rate(4)	291%	187%	4%	34%	28%	81%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Active Bear ETF		Madrona Domestic ETF
	Six months ended December 31, 2011 (Unaudited)	For the period January 27, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$22.65	$25.00	$26.07	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.39)	(0.30)	0.06	— (5)
Net Realized and Unrealized Gain (Loss) on Investments	2.74	(2.05)	(2.59)	1.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	2.35	(2.35)	(2.53)	1.07
Distribution from Net Investment Income	—	—	(0.07)	—
Distribution from Realized Capital Gains	—	—	—	—
Total Distributions	—	—	(0.07)	—
Net Asset Value, End of Period	$25.00	$22.65	$23.47	$26.07
Market Value, End of Period	$25.03	$22.65	$23.48	$26.07
Total Return
Total Investment Return Based on Net Asset Value(2)	10.38%	(9.40)%	(9.72)%	4.28%
Total Investment Return Based on Market(2)	10.51%	(9.40)%	(9.68)%	4.28%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$154,403	$50,389	$14,084	$2,607
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(3)	3.05%	3.07%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(3)	3.02%	3.16%	1.43%	10.96%
Net Investment Income (Loss)(3)	(3.04)%	(3.07)%	0.47%	0.23%
Portfolio Turnover Rate(4)	517%	635%	20%	0%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.
(3)	Ratios for periods of less than one year have been annualized.
(4)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(5)	Less than $0.005.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Madrona International ETF		Madrona Global Bond ETF		Meidell Tactical Advantage ETF		TrimTabs Float Shrink ETF
	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2011 (Unaudited)	For the period June 23, 2011* to June 30, 2011	For the period October 5, 2011* to December 31, 2011 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$26.17	$25.00	$25.01	$25.00	$25.06	$25.00	$26.20
Investment Operations
Net Investment Income (Loss)(1)	0.06	0.01	0.44	0.01	(0.03)	0.01	— (5)
Net Realized and Unrealized Gain (Loss) on Investments	(5.84)	1.16	0.12	—	(0.47)	0.05	3.65
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	(5.78)	1.17	0.56	0.01	(0.50)	0.06	3.65
Distribution from Net Investment Income	(0.08)	—	(0.38)	—	(0.02)	—	(0.01)
Distribution from Realized Capital Gains	(0.02)	—	—	—	—	—	—
Total Distributions	(0.10)	—	(0.38)	—	(0.02)	—	(0.01)
Net Asset Value, End of Period	$20.29	$26.17	$25.19	$25.01	$24.54	$25.06	$29.84
Market Value, End of Period	$20.34	$26.18	$25.16	$25.02	$24.56	$25.07	$29.75
Total Return
Total Investment Return Based on Net Asset Value(2)	(22.07)%	4.68%	2.27%	0.04%	(2.00)%	0.24%	13.95%
Total Investment Return Based on Market(2)	(21.91)%	4.72%	2.10%	0.08%	(2.03)%	0.28%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$11,159	$2,617	$15,113	$2,501	$1,841	$2,506	$5,222
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(3)	1.25%	1.25%	0.95%	0.95%	1.35%	1.35%	0.99%
Expenses, prior to expense waivers and reimbursements(3)	1.52%	10.99%	1.16%	11.08%	5.34%	13.70%	2.84%
Net Investment Income(3)	0.58%	1.14%	3.47%	1.68%	(0.22)%	1.00%	0.05%
Portfolio Turnover Rate(4)	42%	19%	14%	0%	266%	5%	117%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 11 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
DENT Tactical ETF	DENT	September 16, 2009
Accuvest Global Long Short ETF (formerly Mars Hill Global Relative Value ETF)	AGLS	July 9, 2010
Cambria Global Tactical ETF	GTAA	October 26, 2010
WCM/BNY Mellon Focused Growth ADR ETF	AADR	July 21, 2010
Peritus High Yield ETF	HYLD	December 1, 2010
Active Bear ETF	HDGE	January 27, 2011
Madrona Domestic ETF	FWDD	June 21, 2011
Madrona International ETF	FWDI	June 21, 2011
Madrona Global Bond ETF	FWDB	June 21, 2011
Meidell Tactical Advantage ETF	MATH	June, 23, 2011
TrimTabs Float Shrink ETF	TTFS	October 5, 2011

Effective December 1, 2011, the Mars Hill Global Relative Value ETF changed its name to Accuvest Global Long Short ETF. Additionally, as of December 1, 2011, Accuvest Global Advisors replaced Mars Hill Partners, LLC as sub-adviser to the Fund.

The DENT Tactical ETF seeks long term growth of capital by investing primarily in other exchange-traded funds (the “Underlying ETFs”).

Accuvest Global Long Short ETF seeks average annual returns in excess of the total return of the MSCI World Index by investing in both long and short positions in Underlying ETFs that offer diversified exposure to global regions. The Fund may also use derivatives tied to the broad market indices when establishing net long and net short exposure on top of the core long/short portfolio.

Cambria Global Tactical ETF seeks to preserve and grow capital by investing primarily in other Underlying ETFs that offer diversified exposure to global regions, countries, styles or sectors and exchange-traded products.

WCM/BNY Mellon Focused ADR ETF seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

Peritus High Yield ETF seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

1. Organization - (continued)

Active Bear ETF seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

Madrona Domestic ETF seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

Madrona International ETF seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. It’s portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

Madrona Global Bond ETF seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index. FWDB is sub-advised by Madrona Funds, LLC (Portfolio Manager). The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

Meidell Tactical Advantage ETF seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a “fund-of-funds” that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

TrimTabs Float Shrink ETF seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, as represented by the Russell 3000® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Equity Swaps

The DENT Tactical ETF, the Accuvest Global Long Short ETF and the Cambria Global Tactical ETF may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Funds’ risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

2. Summary of Significant Accounting Policies - (continued)

Short Sales

The Accuvest Global Long Short ETF, the Cambria Global Tactical ETF and the Active Bear ETF may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by Accuvest Global Long Short ETF and Active Bear ETF for the six months ended December 31, 2011 are $41,155 and $415,080, respectively, which are included as interest income in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

2. Summary of Significant Accounting Policies - (continued)

Futures Contracts

Each Fund may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. The Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Options

The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

2. Summary of Significant Accounting Policies - (continued)

Money Market Investments

The Dent Tactical ETF invests a significant amount (33.8% as of December 31, 2011) in the Goldman Sachs Money Market Fund (“FSMXX”). FSMXX intends to invest in “Tier One” securities, including those issued or guaranteed by the U.S. Government, its agencies or instrumentalities, other high-quality U.S. money market securities, high-quality commercial paper and other short-term obligations of U.S. and foreign companies payable in U.S. dollars, and repurchase agreements relating to these securities.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC (the “Advisor”). The Advisor acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund. Pursuant to the Advisory Agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and such fees do not include breakpoints. From time to time, the Advisor may waive all or a portion of its fee.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
DENT Tactical ETF	0.95%
Accuvest Global Long Short ETF	1.35%
Cambria Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
WCM/BNY Mellon Focused Growth ADR ETF	0.75	%*
Peritus High Yield ETF	1.10%
Active Bear ETF	1.50%
Madrona Domestic ETF	0.80	%**
Madrona International ETF	0.80	%**
Madrona Global Bond ETF	0.50	%**
Meidell Tactical Advantage ETF	1.20	%***
TrimTabs Float Shrink ETF	0.99%

*	Subject to minimum fee of $10,000 per month.
**	Subject to minimum fee of $5,000 per month.
***	Subject to minimum fee of $5,000 per month for months 7 – 12 and $10,000 thereafter.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the sub-advisor and the Advisor, the sub-advisor receives an annual fee equal to the average daily net assets of the Fund.

H.S. Dent Investment Management, LLC. serves as investment sub-advisor to DENT Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.40%
$100,000,001 – $250,000,000	0.45%
$250,000,001 – $500,000,000	0.50%
$500,000,001 – $1,000,000,000	0.55%
$1,000,000,001 +	0.60%

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

Accuvest Global Advisors serves as investment sub-advisor to Accuvest Global Long Short ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.90%
$100,000,001 – $500,000,000	0.95%
$500,000,001 +	1.00%

Cambria Investment Management, Inc. serves as investment sub-advisor to Cambria Global Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $250,000,000	0.45%
$250,000,001 – $1,000,000,000	0.40%
$100,000,001 – $5,000,000,000	0.35%
$5,000,000,001 +	0.30%

WCM Investment Management serves as the investment sub-advisor to WCM/BNY Mellon Focused Growth ADR ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

Peritus I Asset Management, LLC serves as the investment sub-advisor to Peritus High Yield ETF. They receive a sub-advisory fee at an annual fee of 0.75% based on the average daily net assets.

Ranger Alternative Management LP, serves as investment sub-advisor to Active Bear ETF. They receive a sub-advisory fee at an annual fee of 1.00% based on the average daily net assets.

Madrona Funds LLC serves as investment sub-advisor to Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF. They receive a sub-advisor fee at an annual rate based on the average daily net assets.

Fund	Rate
Madrona Domestic ETF	0.40%
Madrona International ETF	0.40%
Madrona Global Bond ETF	0.25%

American Wealth Management serves as investment sub-advisor to Meidell Tactical Advantage ETF. They receive a sub-advisory fee at an annual fee of 0.70% based on the average daily net assets.

TrimTabs Asset Management, LLC serves as investment sub-advisor to TrimTabs Float Shrink ETF. They receive a sub-advisory fee at an annual fee of 0.64% based on the average daily net assets.

From time to time, each sub-adviser may waive all or a portion of its fee.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2011 were as follows:

Fund:	Rate:
DENT Tactical ETF	1.50%
Accuvest Global Long Short ETF	1.50%
Cambria Global Tactical ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%
Peritus High Yield ETF	1.35%
Active Bear ETF	1.85%
Madrona Domestic ETF	1.25%
Madrona International ETF	1.25%
Madrona Global Bond ETF	0.95%
Meidell Tactical Advantage ETF	1.35%
TrimTabs Float Shrink ETF	0.99%

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

For the period ended December 31, 2011, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Amount:	Recoupment Expiration:
Dent Tactical ETF	$176,554	$176,554	6/30/2013
	164,643	164,643	6/30/2014
	16,009	16,009	6/30/2015
Accuvest Global Long Short ETF	66,702	66,702	6/30/2014
	61,167	61,167	6/30/2015
Cambria Global Tactical ETF	9,250	9,250	6/30/2014
	3,681	3,681	6/30/2015
WCM/BNY Mellon Focused Growth ADR ETF	118,635	118,635	6/30/2014
	69,571	69,571	6/30/2015
Peritus High Yield ETF	33,512	33,088	6/30/2014
Active Bear ETF	15,251	—	6/30/2014
Madrona Domestic ETF	6,733	6,733	6/30/2014
	13,265	13,265	6/30/2015
Madrona International ETF	6,735	6,735	6/30/2014
	17,069	17,069	6/30/2015
Madrona Global Bond ETF	6,948	6,948	6/30/2014
	14,780	14,780	6/30/2015
Meidell Tactical Advantage ETF	6,772	6,772	6/30/2014
	46,179	46,179	6/30/2015
TrimTabs Float Shrink ETF	23,745	23,745	6/30/2015

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

4. Organization and Offering Cost

Expenses incurred in organizing of the Trust and Dent Tactical ETF are approximately $241,000. The Trust and the Fund will reimburse AdvisorShares for organizational expenses paid on their behalf. Offering costs were capitalized and are being amortized over a twelve month period.

As of December 31, 2011, the following Funds have the amounts remaining to be amortized:

Fund	Deferred Offering Cost
Accuvest Global Long Short ETF	$6,857
Cambria Global Tactical ETF	18,509
WCM/BNY Mellon Focused Growth ADR ETF	4,433
Peritus High Yield ETF	19,778
Active Bear ETF	13,675

5. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

6. Summary of Fair Value Disclosure - (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g. an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Funds’ assets carried at fair value:

Assets	Dent Tactical ETF	Accuvest Global Long Short ETF	Cambria Global Tactical ETF	WCM/BNY Mellon Focused Growth ADR ETF	Peritus High Yield ETF
Level 1
Exchange Traded Funds	$8,741,525	$2,714,445	$129,542,217	$—	$—
Common Stocks	—	—	—	5,926,791	—
Money Market Fund	4,441,764	109,798	13,437,470	325,577	216,671
Other Investments†	—	13,824	—	—	—
Level 2
Corporate Bonds	—	—	—	—	55,421,250
Foreign Bonds	—	—	—	—	4,231,212
Level 3	—	—	—	—	—
Liabilities
Level 1
Exchange Traded Funds	—	(2,229,881)	—	—	—
Level 2
Other Investments†	—	(92,380)	—	—	—
Level 3	—	—	—	—	—
Total	$13,183,289	$515,806	$142,979,687	$6,252,368	$59,869,133

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

6. Summary of Fair Value Disclosure - (continued)

Assets	Active Bear ETF	Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF	Meidell Tactical Advantage ETF
Level 1
Exchange Traded Funds	$—	$—	$—	$14,959,552	$1,797,758
Common Stocks	—	13,974,391	11,140,536	—	—
Money Market Fund	91,536,497	116,906	29,690	146,712	60,289
Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Liabilities
Level 1
Common Stocks	(141,624,109)	—	—	—	—
Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total	$(50,087,612)	$14,091,297	$11,170,226	$15,106,264	$1,858,047

Assets	TrimTabs Float Shrink ETF
Level 1
Common Stocks	$5,208,333
Money Market Fund	1,375
Level 2	—
Level 3	—
Liabilities
Level 1	—
Level 2	—
Level 3	—
Total	$5,209,708

†	Derivative instruments, including futures and swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities during the period reported.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

7. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of December 31, 2011, a Fund invested in equity swap contracts.

At December 31, 2011, the fair value of derivative instruments were as follows:

Statement of Assets and Liabilities

Fund:	Liability Derivative
Accuvest Global Long Short ETF
Equity Swaps at Value	$755,303

Transactions in derivative instruments during the period ended December 31, 2011, were as follows:

Statement of Operations

Fund:	Realized Gain (Loss):	Equity Risk
Accuvest Global Long Short ETF	Futures Contracts	$(40,303)
Accuvest Global Long Short ETF	Swaps Contracts	137,479
		$97,176
	Unrealized Gain:
Accuvest Global Long Short ETF	Futures Contracts	$13,824
Accuvest Global Long Short ETF	Swaps Contracts	448,001
		$461,825

For the period ended December 31, 2011, the volume of the derivatives held by the Fund was as follows:

Fund:	Long Equity Swap Contracts	Short Equity Swap Contracts
Accuvest Global Long Short ETF	$63,203	$—

8. Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

8. Federal Income Tax - (continued)

Management of the Funds is required to analyze all open tax years (2010 – 2011), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits.

The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2011, the cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Swaps	Net Unrealized Appreciation (Depreciation) on Futures
Dent Tactical ETF	$13,198,794	$29,651	$(45,156)	$(15,505)	$—	$—
Accuvest Global Long Short ETF	764,682	112,757	(283,077)	(170,320)	(92,380)	13,824
Cambria Global Tactical ETF	141,585,896	1,660,340	(266,549)	1,393,791	—	—
WCM/BNY Mellon Focused Growth ADR ETF	6,579,498	225,788	(552,918)	(327,130)	—	—
Peritus High Yield ETF	63,932,574	490,122	(4,553,563)	(4,063,441)	—	—
Active Bear ETF	(49,954,688)	4,927,231	(5,060,155)	(132,924)	—	—
Madrona Domestic ETF	15,245,968	450,281	(1,604,952)	(1,154,671)	—	—
Madrona International ETF	13,481,486	96,894	(2,408,154)	(2,311,260)	—	—
Madrona Global Bond ETF	15,041,971	355,137	(290,844)	64,293	—	—
Meidell Tactical Advantage ETF	1,850,552	8,779	(1,284)	7,495	—	—
TrimTabs Float Shrink ETF	5,025,686	287,691	(103,669)	184,022	—	—

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day after the Funds’ next taxable year. For the period ended June 30, 2011, the Funds incurred and elected to defer to July 1, 2011 post-October losses of:

Fund	Amount
Accuvest Global Long Short ETF	$4,066,882
Cambria Global Tactical ETF	371,284
WCM/BNY Mellon Focused Growth ADR ETF	71,976

The following Funds have capital loss carryforwards, which will expire in 2019, available to offset future realized gains of:

Fund	Amount
Active Bear ETF	$2,879,509
Meidell Tactical Advantage ETF	2,366

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

8. Federal Income Tax - (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

9. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2011 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Dent Tactical ETF	$44,657,001	$39,934,932	$418,818	$1,918,514
Accuvest Global Long Short ETF	12,199,532	11,682,517	1,135,589	7,546,096
Cambria Global Tactical ETF	444,939,560	445,343,243	9,027,617	26,039,543
WCM/BNY Mellon Focused Growth ADR ETF	298,633	887,969	3,532,190	4,349,402
Peritus High Yield ETF	37,871,142	14,148,208	—	—
Active Bear ETF	(547,125,048)	(453,038,114)	—	—
Madrona Domestic ETF	2,506,458	2,692,932	14,613,517	1,141,120
Madrona International ETF	4,789,245	4,628,766	13,066,938	1,047,320
Madrona Global Bond ETF	1,903,651	1,800,535	12,415,544	—
Meidell Tactical Advantage ETF	4,950,513	4,698,105	—	556,680
TrimTabs Float Shrink ETF	6,358,601	6,350,329	7,000,571	2,503,284

10. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds are subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

10. Risks Involved with Investing in the Funds - (continued)

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

11. New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2011 (Unaudited)

12. Subsequent Events

The Funds have adopted authoritative standards of accounting for, and disclosure of events that occur after the Statements of Asset and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustee
Elizabeth (Betsy) Piper/Bach	1952	Trustee	No set term; served since 2009	Vice President of NADA Plan Administrators (retirement plan administration) (2009 – present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001).	1
William G. McVay	1954	Trustee	No set term; served since 2011	Founder of RDK Strategies, LLC
(2007 – present); Vice President of Zephyr
Associates, Inc., (2001 – 2006);
Vice President of Financeware, Inc., (2000)
Vice President of Legg Mason Wood Walker, Inc.,
				(1989 – 2000).	None
Interested Trustee
Noah Hamman*	1968	Trustee	No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006 – present; President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President — Business Development of Rydex Investments (2001).	None

The officers of the Trust not named above are:

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan Ahrens	1966	Chief Compliance Officer, Secretary & Treasurer	No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc & Mutuals.com Funds (2003 – 2005).

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.
(1)	The address of each Trustee or officer is c/o AdvisorShares Investments, LLC, 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814
(2)	Independent Trustees and Officers serve until their successors are duly elected and qualified.

Board Review of Investment Advisory and Sub-Advisory Agreements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

Renewal of the WCM Investment Management Sub-Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of the AdvisorShares Trust (the “Trust”) held on November 16, 2011 (the “Meeting”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of the investment sub-advisory agreement between AdvisorShares Investments, LLC (the “Advisor”) and WCM Investment Management (“WCM”), a registered investment adviser, (the “Sub-Advisory Agreement”) on behalf of WCM/BNY Mellon Focused Growth ADR ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Sub-Advisory Agreement after its initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year following the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Sub-Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor and WCM. The Board uses this information, as well as other information that the Advisor, WCM and other service providers may submit to the Board, to help them decide whether to renew the Sub-Advisory Agreement for an additional year.

Prior to the Meeting, the Board, including the Independent Trustees, reviewed written materials provided by the Advisor and WCM regarding, among other things: (i) the nature, extent and quality of the services to be provided by WCM to the Fund; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by WCM and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors, as discussed in further detail below; and (vi) possible conflicts of interest.

At the Meeting, representatives from the Advisor and WCM, along with other Fund service providers, presented additional oral and written information pertinent to the Board’s evaluation of WCM’s fee and other aspects of the Sub-Advisory Agreement. The representatives provided an overview of WCM, including its client base and assets under management. The representatives also discussed in detail the Fund’s strategy, its focus on the international market, the Fund’s positioning in the market and its attractive and unique offering. The Board then discussed the written materials that the Board received in advance of the Meeting, WCM’s oral presentations, and other information that the Board received at the Meeting, and deliberated on the renewal of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of WCM and the renewal of the Sub-Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by WCM

In considering the nature, extent and quality of the services provided by WCM, the Board reviewed the portfolio management services provided to the Fund, including the quality and continuity of the personnel and operations of WCM. The most recent investment adviser registration form (“Form ADV”) for WCM was also provided to the Board, as were the responses of WCM to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by WCM.

Investment Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Sub-Advisory Agreement was last approved. At the Meeting, representatives of the Advisor and WCM provided information regarding, and led a discussion of, factors affecting the performance of the Fund, outlining current market conditions and explaining the Advisor’s and WCM’s expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that WCM had been able to achieve for the Fund since inception.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Board reviewed a report of the sub-advisory fee paid by the Advisor to WCM and the fee waivers that WCM had made over the period, as well as the costs and other expenses incurred by WCM in providing sub-advisory services. The Board also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds. The Board concluded that the sub-advisory fee appeared reasonable in light of the services rendered and was the result of arm’s length negotiations. In addition, the Board considered for the Fund whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (b) concluded WCM’s fees are reasonable in light of the services that it provides to the Fund; and (c) agreed to renew the Sub-Advisory Agreement for another year.

Initial Advisory and Sub-Advisory Agreements Approvals

At meetings of the Board held on November 15, 2010 and May 10, 2011(together, the “Meetings”), the Board considered the approval of the investment advisory agreement between the Trust and the Advisor (the “Advisory Agreement”), for an initial term of two years, on behalf of six series of the Trust: Madrona Domestic ETF, Madrona International ETF, Madrona Global Bond ETF, Rockledge SectorSAM ETF, TrimTabs Float Shrink ETF, and Accuvest Global Opportunities ETF (each, a “New Fund,” and collectively, the “New Funds”). The Advisory Agreement for (i) Madrona Domestic ETF, Madrona International ETF, and Madrona Global Bond ETF was considered at the Meeting held on November 15, 2010 and (ii) Rockledge SectorSAM ETF, TrimTabs Float Shrink ETF, and Accuvest Global Opportunities ETF was considered at the Meeting held on May 10, 2011. The Board also considered, at each respective Meeting, the approval of the sub-advisory agreement(s) between: (1) Madrona Funds, LLC and the Advisor, on behalf of Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF; (2) Rockledge Advisors LLC and the Advisor, on behalf of Rockledge SectorSAM ETF; (3) TrimTabs Asset Management, LLC and the Advisor, on behalf of TrimTabs Float Shrink ETF; and (4) Accuvest Global Advisors and the Advisor, on behalf of Accuvest Global Opportunities ETF (each, a “Sub-Advisor,” and collectively, the “Sub-Advisors” and together with the Advisor, the “Advisors”) pursuant to which the Sub-Advisors perform portfolio management and related services for their respective New Fund(s) (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “New Agreements”). In addition, the Independent Trustees separately considered the approval of each of the New Agreements.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the New Agreements for initial two-year terms. Each New Agreement, after the initial two-year term, must be approved annually: (i) by a vote of the majority of the Board or by a vote of the majority of the shareholders of the New Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each New Agreement for an additional one-year term.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisors. The Board reviewed a detailed report prepared by the Advisor, which included information comparing the proposed investment advisory fee rates and expense ratios for the New Funds with a group of comparable funds as selected by the Advisor (the “AdvisorShares Report”). The Board also received various other materials which it considered relevant to its consideration and approval of the proposed New Agreements.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the Meetings, the Board, on behalf of the Trust and each of the New Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of each of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to provided to the New Funds, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under all of the circumstances, in the best interests of each the New Fund and its shareholders. Among the factors that the Board considered and the conclusions that the Trustees, in their business judgment, reached, included principally the following: (i) their favorable evaluation of the nature, extent and quality investment management services proposed to be provided by the Advisors to the New Funds; (ii) their satisfaction that the investment advisory fee rate proposed for each New Fund is consistent with applicable standards and is reasonable and fair; and (iii) their assessment that the Advisors’ projected profitability in connection with providing investment management services to the New Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Meetings are addressed in more detail below:

Nature, quality, and extent of services to be provided by the Advisor and Sub-Advisors

In considering the nature, extent and quality of the services proposed to be provided by the Advisors, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers responsible for managing the New Funds. The Board also discussed information set forth in each firm’s Form ADV, which provides information about each firm, its management, and its business activities and affiliations. The Board also observed that each firm’s compliance program had been reviewed by the Chief Compliance Officer of the Trust and determined to be reasonably designed to prevent violation of the federal securities laws by the New Funds. Based on its review, the Board determined that the Advisor, the Sub-Advisors and their respective personnel were well-qualified to provide all required services to the New Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance of the New Funds

The Board noted that although consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, no conclusion about this factor was made since the New Funds are newly formed.

Cost of services to be provided and profits to be realized by the Advisor, Sub-Advisors and their affiliates under the New Agreements, and comparative fees.

The Board considered the cost of the services to be provided by the Advisors, and reviewed the investment advisory fees to be paid pursuant to the New Agreements. In addition, the Board discussed the fee arrangements between the Advisor and each Sub-Advisor. The Board also reviewed information provided in the AdvisorShares Report regarding advisory fees of comparable funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual agreement to waive a portion of its advisory fee in an effort to control the New Funds’ expense ratios. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each New Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

Although none of the New Agreements provide for breakpoints in the advisory fee should a New Fund’s assets meaningfully grow, the Board concluded that the advisory fee appropriately reflects each New Fund’s expected size, the Advisor’s current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee level under the New Agreements, given that economies of scale would not likely be realized during the initial term of the New Agreements and the fee level under the New Agreements could be revisited if economies of scale materialized. The Board determined that it would revisit this issue at an appropriate time in the future.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board including the Independent Trustees, unanimously: (a) concluded that the terms of the New Agreements are fair and reasonable; (b) concluded that the Advisors’ fees are fair and reasonable in light of the services that they will provide to the New Funds; and (c) agreed to approve the New Agreements for initial terms of two years.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ADVISORSHARES TRUST

Investment Advisor
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814

Sub-Adviser
H.S. Dent Investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, Florida 33647

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, CA 94597

Cambria Investment Management, Inc.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management, L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93103

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

TrimTabs Asset Management, LLC
2018 Stony Oak Court
Santa Rosa, CA 95403

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer

Date:	March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer

Date:	March 7, 2012

By:	/s/ Dan Ahrens
Dan Ahrens, Treasurer

Date:	March 7, 2012